CALVERT
SOCIALLY  RESPONSIBLE
PROSPECTUS

-CALVERT  SOCIAL  INVESTMENT  FUND
-CALVERT  CAPITAL  ACCUMULATION  FUND
-CALVERT  NEW  VISION  SMALL  CAP  FUND
-CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY  FUND

JANUARY  31,  2000

PROSPECTUS
JANUARY  31,  2000
FUNDS  IN  THIS  PROSPECTUS
EQUITY  FUNDS
CALVERT  SOCIAL  INVESTMENT  FUND  (CSIF)
     CSIF  BALANCED
     CSIF  MANAGED  INDEX
     CSIF  EQUITY
CALVERT  CAPITAL  ACCUMULATION
CALVERT  WORLD  VALUES
     INTERNATIONAL  EQUITY
CALVERT  NEW  VISION
     SMALL  CAP
BOND  AND  MONEY  MARKET  FUNDS
CALVERT  SOCIAL  INVESTMENT  FUND  (CSIF)
     CSIF  BOND
     CSIF  MONEY  MARKET
ABOUT  THE  FUNDS
2     INVESTMENT  OBJECTIVE,  STRATEGY,
     PAST  PERFORMANCE
24     FEES  AND  EXPENSES
28     PRINCIPAL  INVESTMENT  PRACTICES
     AND  RISKS

ABOUT  SOCIAL  INVESTING
32     INVESTMENT  SELECTION  PROCESS
33     SOCIALLY  RESPONSIBLE  INVESTMENT
     CRITERIA
37     HIGH  SOCIAL  IMPACT  INVESTMENTS
37     SPECIAL  EQUITIES

ABOUT  YOUR  INVESTMENT
38     SUBADVISORS  AND  PORTFOLIO
     MANAGERS
40     ADVISORY  FEES
41     HOW  TO  BUY  SHARES
41     GETTING  STARTED

41     CHOOSING  A  SHARE  CLASS
43     CALCULATION  OF  CDSC/WAIVER
44     DISTRIBUTION  AND  SERVICE  FEES
45     NEXT  STEP  -  ACCOUNT  APPLICATION
46     IMPORTANT  -  HOW  SHARES  ARE
     PRICED
46     WHEN  YOUR  ACCOUNT  WILL  BE
     CREDITED
47     OTHER  CALVERT  GROUP  FEATURES
     (EXCHANGES,  MINIMUM  ACCOUNT
     BALANCE,  ETC.)
50     DIVIDENDS,  CAPITAL  GAINS
     AND  TAXES
51     HOW  TO  SELL  SHARES
53     FINANCIAL  HIGHLIGHTS
66     EXHIBIT  A-  REDUCED  SALES  CHARGES
     (CLASS  A)
68     EXHIBIT  B-  SERVICE  FEES  AND
     OTHER  ARRANGEMENTS  WITH  DEALERS

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CSIF  BALANCED
(NOTE:  FORMERLY  KNOWN  AS  CSIF  MANAGED  GROWTH)
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISORS     BROWN  CAPITAL  MANAGEMENT,  INC.
     NCM  CAPITAL  MANAGEMENT,  INC.

OBJECTIVE
CSIF BALANCED SEEKS TO ACHIEVE A COMPETITIVE TOTAL RETURN THROUGH AN ACTIVELY MANAGED PORTFOLIO OF STOCKS, BONDS AND MONEY MARKET INSTRUMENTS WHICH OFFER INCOME AND CAPITAL GROWTH OPPORTUNITY AND WHICH SATISFY THE INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND TYPICALLY INVESTS ABOUT 60% OF ITS ASSETS IN STOCKS AND 40% IN BONDS OR OTHER FIXED-INCOME INVESTMENTS. STOCK INVESTMENTS ARE PRIMARILY COMMON STOCK IN LARGE-CAP COMPANIES, WHILE THE FIXED-INCOME INVESTMENTS ARE PRIMARILY A WIDE VARIETY OF INVESTMENT GRADE BONDS.

CSIF BALANCED INVESTS IN A COMBINATION OF STOCKS, BONDS AND MONEY MARKET INSTRUMENTS IN AN ATTEMPT TO PROVIDE A COMPLETE INVESTMENT PORTFOLIO IN A SINGLE PRODUCT. THE ADVISOR REBALANCES THE FUND QUARTERLY TO ADJUST FOR CHANGES IN MARKET VALUE. THE FUND IS A LARGE-CAP, GROWTH-ORIENTED U.S. DOMESTIC PORTFOLIO, ALTHOUGH IT MAY HAVE OTHER INVESTMENTS, INCLUDING SOME FOREIGN SECURITIES AND SOME MID-CAP STOCKS. FOR THE EQUITY PORTION, THE FUND SEEKS COMPANIES WITH BETTER THAN AVERAGE EXPECTED GROWTH RATES AT LOWER THAN AVERAGE VALUATIONS. THE FIXED-INCOME PORTION REFLECTS AN ACTIVE TRADING STRATEGY, SEEKING TOTAL RETURN, AND FOCUSES ON A DURATION TARGET APPROXIMATING THE LEHMAN AGGREGATE BOND INDEX.

EQUITY INVESTMENTS ARE SELECTED BY THE TWO SUBADVISORS, WHILE THE ADVISOR MANAGES THE FIXED-INCOME ASSETS AND DETERMINES THE OVERALL MIX FOR THE FUND DEPENDING UPON ITS VIEW OF MARKET CONDITIONS AND ECONOMIC OUTLOOK.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

-     THE  STOCK  OR  BOND  MARKET  GOES  DOWN
-     THE  INDIVIDUAL  STOCKS  AND  BONDS  IN THE FUND DO NOT PERFORM AS WELL AS
EXPECTED
- FOR THE FIXED-INCOME PORTION OF THE FUND, THE ADVISOR'S FORECAST AS TO INTEREST RATES IS NOT CORRECT
- FOR THE FOREIGN SECURITIES HELD IN THE FUND, IF FOREIGN CURRENCY VALUES GO DOWN VERSUS THE U.S. DOLLAR
- THE ADVISOR'S ALLOCATION AMONG DIFFERENT SECTORS OF THE STOCK AND BOND MARKETS DOES NOT PERFORM AS WELL AS EXPECTED

THE ACTIVE TRADING STRATEGY FOR THE FIXED-INCOME PORTION OF THE FUND MAY CAUSE THE FUND TO HAVE, RELATIVE TO OTHER BALANCED FUNDS, A HIGH AMOUNT OF SHORT-TERM CAPITAL GAINS, WHICH ARE TAXABLE TO YOU AT THE ORDINARY INCOME TAX RATE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CSIF  BALANCED  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX, A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK AND BONDS PRICES, RESPECTIVELY. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER BALANCED FUND INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

CSIF  BALANCED
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '98     12.42%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q3  '98     (6.47%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)

                            1  YEAR     5  YEAR   10  YEAR
CSIF  BALANCED:  CLASS  A     1.73%     14.29%     9.75%
CSIF  BALANCED:  CLASS  B     0.54%     N/A         N/A
CSIF  BALANCED:  CLASS  C     4.76%     14.12%      N/A
S&P  500  INDEX  MONTHLY  REINVESTED
                              21.03%     28.54%     18.19%
LEHMAN  AGGREGATE  BOND  INDEX  TR
                             (0.82%)     7.73%       7.70%
LIPPER  BALANCED  FUND  INDEX
                              8.98%     16.33%      12.26%

CSIF  MANAGED  INDEX
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISOR     STATE  STREET  GLOBAL  ADVISORS

OBJECTIVE
CSIF MANAGED INDEX SEEKS A TOTAL RETURN AFTER EXPENSES WHICH EXCEEDS OVER TIME THE TOTAL RETURN OF THE RUSSELL 1000 INDEX. IT SEEKS TO OBTAIN THIS OBJECTIVE WHILE MAINTAINING RISK CHARACTERISTICS SIMILAR TO THOSE OF THE RUSSELL 1000 INDEX AND THROUGH INVESTMENTS IN STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.


PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND INVESTS IN STOCKS THAT MEET THE SOCIAL CRITERIA AND CREATES A PORTFOLIO WHOSE CHARACTERISTICS CLOSELY RESEMBLE THE CHARACTERISTICS OF THE RUSSELL 1000 INDEX, WHILE EMPHASIZING THE STOCKS WHICH IT BELIEVES OFFER THE GREATEST POTENTIAL OF RETURN.

CSIF MANAGED INDEX FOLLOWS AN ENHANCED INDEX MANAGEMENT STRATEGY. INSTEAD OF PASSIVELY HOLDING A REPRESENTATIVE BASKET OF SECURITIES DESIGNED TO MATCH THE RUSSELL 1000 INDEX, THE SUBADVISOR ACTIVELY USES A PROPRIETARY ANALYTICAL MODEL TO ATTEMPT TO ENHANCE THE FUND'S PERFORMANCE, RELATIVE TO THE INDEX. THE FUND MAY PURCHASE STOCKS NOT IN THE RUSSELL 1000 INDEX, BUT AT LEAST 65% OF THE
FUND'S TOTAL ASSETS WILL BE INVESTED IN STOCKS THAT ARE IN THE INDEX. ANY INVESTMENTS NOT IN THE INDEX WILL MEET THE FUND'S SOCIAL SCREENING CRITERIA AND BE SELECTED TO CLOSELY MIRROR THE INDEX'S RISK/RETURN CHARACTERISTICS. THE SUBADVISOR REBALANCES THE FUND QUARTERLY TO MAINTAIN ITS RELATIVE EXPOSURE TO THE INDEX.

THE FIRST STEP OF THE INVESTMENT STRATEGY IS TO IDENTIFY THOSE STOCKS IN THE RUSSELL 1000 INDEX WHICH MEET THE FUND'S SOCIAL SCREENING CRITERIA. FROM THIS LIST OF STOCKS, THE SUBADVISOR CHOOSES STOCKS THAT CLOSELY MIRROR THE INDEX IN TERMS OF VARIOUS FACTORS SUCH AS INDUSTRY WEIGHTINGS, CAPITALIZATION, AND YIELD. EVEN THOUGH CERTAIN INDUSTRIES MAY BE ELIMINATED FROM THE FUND BY THE SCREENS, THE FACTOR MODEL PERMITS MATHEMATICAL SUBSTITUTES WHICH THE SUBADVISOR EXPECTS TO MIMIC THE RETURN CHARACTERISTICS OF THE MISSING INDUSTRIES AND STOCKS.

THE FINAL STEP IN THE PROCESS IS TO APPLY THE SUBADVISOR'S PROPRIETARY VALUATION METHOD WHICH ATTEMPTS TO IDENTIFY THE STOCKS WHICH HAVE THE GREATEST POTENTIAL FOR SUPERIOR PERFORMANCE. EACH SECURITY IDENTIFIED FOR POTENTIAL INVESTMENT IS RANKED ACCORDING TO TWO SEPARATE MEASURES: VALUE AND MOMENTUM OF MARKET SENTIMENT. THESE TWO MEASURES COMBINE TO CREATE A SINGLE COMPOSITE SCORE OF EACH STOCK'S ATTRACTIVENESS. THE FUND IS CONSTRUCTED FROM SECURITIES THAT MEET ITS SOCIAL CRITERIA, WEIGHTED THROUGH A MATHEMATICAL PROCESS THAT SEEKS TO REDUCE RISK VIS- -VIS THE RUSSELL 1000 INDEX.

THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE INDEX IS ADJUSTED, OR RECONSTITUTED, ANNUALLY. AS OF THE LATEST RECONSTITUTION, THE AVERAGE MARKET CAPITALIZATION OF THE RUSSELL 1000 WAS APPROXIMATELY $91.485 BILLION.

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM THE STOCK MARKET FOR ANY OF THE FOLLOWING REASONS:

-      THE  STOCK  MARKET  OR  THE  RUSSELL  1000  INDEX  GOES  DOWN
-      THE  INDIVIDUAL STOCKS IN THE FUND OR THE INDEX MODELING PORTFOLIO DO NOT
            PERFORM  AS  WELL  AS  EXPECTED
-      AN  INDEX FUND HAS OPERATING EXPENSES; A MARKET INDEX DOES NOT.  THE FUND
- WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE WHILE SATISFYING ITS OWN INVESTMENT AND SOCIAL CRITERIA - WILL NOT BE ABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE FUND IS NOT SPONSORED, SOLD, PROMOTED OR ENDORSED BY THE FRANK RUSSELL COMPANY.

TRACKING  THE  INDEX
THE SUBADVISOR EXPECTS THE ANNUAL TRACKING ERROR, RELATIVE TO THE RETURN OF THE INDEX BEFORE DEDUCTING EXPENSES, TO BE WITHIN CERTAIN LIMITS ESTABLISHED BY THE ADVISOR AND SUBADVISOR. THE FUND'S ABILITY TO TRACK THE INDEX WILL BE MONITORED BY ANALYZING RETURNS TO ENSURE THAT THE RETURNS ARE REASONABLY CONSISTENT WITH INDEX RETURNS. ANY DEVIATIONS OF REALIZED RETURNS FROM THE INDEX WHICH ARE IN EXCESS OF THOSE EXPECTED WILL BE ANALYZED FOR SOURCES OF VARIANCE.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

CSIF  MANAGED  INDEX  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS THE PERFORMANCE OF THE CLASS A SHARES FOR EACH CALENDAR YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE RUSSELL 1000 INDEX, A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER LARGE-CAP CORE INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.


THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

CSIF  MANAGED  INDEX
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '99     14.59%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q3  '99     (6.45%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)

                                  1  YEAR  5  YEAR  10  YEAR
CSIF  MANAGED  INDEX:  CLASS  A1     11.60%     N/A     N/A
CSIF  MANAGED  INDEX:  CLASS  B      10.69%     N/A     N/A
CSIF  MANAGED  INDEX:  CLASS  C      14.71%     N/A     N/A
RUSSELL  1000  INDEX                 20.91%     N/A     N/A
LIPPER  LARGE-CAP  CORE  INDEX       19.35%     N/A     N/A

1SINCE INCEPTION "A" (4/30/98) 13.69%; RUSSELL 1000 19.20%; AND LIPPER LARGE-CAP CORE INDEX 18.16%. THE MONTH END DATE OF 4/30/98 IS USED FOR COMPARISON PURPOSES ONLY, ACTUAL FUND INCEPTION IS 4/15/98.

CSIF  EQUITY
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISOR     ATLANTA  CAPITAL  MANAGEMENT  COMPANY,  L.L.C.
OBJECTIVE
CSIF EQUITY SEEKS GROWTH OF CAPITAL THROUGH INVESTMENT IN STOCKS OF ISSUERS IN INDUSTRIES BELIEVED TO OFFER OPPORTUNITIES FOR POTENTIAL CAPITAL APPRECIATION AND WHICH MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF LARGE-CAP COMPANIES HAVING, ON AVERAGE, MARKET CAPITALIZATION OF AT LEAST $1 BILLION. INVESTMENT RETURNS WILL BE MOSTLY FROM CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION).

THE SUBADVISOR LOOKS FOR GROWING COMPANIES WITH A HISTORY OF STEADY EARNINGS GROWTH. COMPANIES ARE SELECTED BASED ON THE SUBADVISOR'S OPINION THAT THE COMPANY HAS THE ABILITY TO SUSTAIN GROWTH THROUGH GROWING PROFITABILITY AND THAT THE STOCK IS FAVORABLY PRICED WITH RESPECT TO THOSE GROWTH EXPECTATIONS.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

-     THE  STOCK  MARKET  GOES  DOWN
-     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO NOT PERFORM AS WELL AS EXPECTED

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CSIF  EQUITY  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S 500 INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED

INDEX OF COMMON STOCK PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER MULTI-CAP CORE INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR EACH OF THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL
RETURN  TABLE  SHOWS  RETURNS  WITH  THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES
CHARGE  HAS  BEEN  APPLIED  TO  THE  INDICES  USED  FOR COMPARISON IN THE TABLE.

CSIF  EQUITY
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QU  ARTER  (OF  PERIODS  SHOWN)     Q4  '98     26.98%
WORST  QUARTER  (OF  PERIODS  SHOWN)      Q3  '98     (17.56%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)

                            1  YEAR  5  YEAR  10  YEAR
CSIF  EQUITY:  CLASS  A     17.31%     17.84%     9.88%
CSIF  EQUITY:  CLASS  B     16.85%     N/A        N/A
CSIF  EQUITY:  CLASS  C     21.13%     17.63%     N/A
S&P  500  INDEX  MONTHLY  REINVESTED
                            21.03%     28.54%     18.19%
LIPPER  MULTI-CAP  CORE  INDEX
                            20.79%     23.59%     16.05%

CALVERT  CAPITAL  ACCUMULATION
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISOR     BROWN  CAPITAL  MANAGEMENT,  INC.

OBJECTIVE
CAPITAL ACCUMULATION SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN MID-CAP STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

PRINCIPAL  INVESTMENT  STRATEGIES
INVESTMENTS ARE PRIMARILY IN THE COMMON STOCKS OF MID-SIZE COMPANIES. RETURNS IN THE FUND WILL BE MOSTLY FROM THE CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION.)

THE FUND CURRENTLY DEFINES MID-CAP COMPANIES AS THOSE WITHIN THE RANGE OF MARKET CAPITALIZATIONS OF THE STANDARD & POOR'S MID-CAP 400 INDEX. MOST COMPANIES IN THE INDEX HAVE A CAPITALIZATION OF $500 MILLION TO $10 BILLION. STOCKS CHOSEN FOR THE FUND COMBINE GROWTH AND VALUE CHARACTERISTICS OR OFFER THE OPPORTUNITY TO BUY GROWTH AT A REASONABLE PRICE.

THE SUBADVISOR FAVORS COMPANIES WHICH HAVE AN ABOVE MARKET AVERAGE PROSPECTIVE GROWTH RATE, BUT SELL AT BELOW MARKET AVERAGE VALUATIONS. THE SUBADVISOR EVALUATES EACH STOCK IN TERMS OF ITS GROWTH POTENTIAL, THE RETURN FOR RISK FREE INVESTMENTS AND THE RISK AND REWARD POTENTIAL FOR THE COMPANY TO DETERMINE A REASONABLE PRICE FOR THE STOCK.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

-     THE  STOCK  MARKET  GOES  DOWN
-     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO NOT PERFORM AS WELL AS EXPECTED
- THE POSSIBILITY OF GREATER RISK BY INVESTING IN MEDIUM-SIZED COMPANIES RATHER THAN LARGER, MORE ESTABLISHED COMPANIES.
- THE FUND IS NON-DIVERSIFIED. COMPARED TO OTHER FUNDS, THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER NUMBER OF COMPANIES. GAINS OR LOSSES ON A SINGLE STOCK MAY HAVE GREATER IMPACT ON THE FUND.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CAPITAL  ACCUMULATION  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S MID-CAP 400 INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER MID-CAP GROWTH INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

CAPITAL  ACCUMULATION
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '98     25.03%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q3  '99     (14.82%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
                                     1  YEAR  5  YEAR  10  YEAR
CAPITAL  ACCUMULATION:  CLASS  A1     1.12%     19.01%     N/A
CAPITAL  ACCUMULATION:  CLASS  B      0.28%      N/A       N/A
CAPITAL  ACCUMULATION:  CLASS  C      4.36%     18.98%     N/A
S&P  MID-CAP  400  INDEX             14.72%     23.05%     N/A
LIPPER  MID-CAP  GROWTH  INDEX       73.72%     28.07%     N/A

1     SINCE  INCEPTION  "A" (10/31/94) 18.83%; S&P MID CAP 400 INDEX 21.34%; AND
LIPPER  MID-CAP  GROWTH  INDEX  26.73%.

CALVERT  WORLD  VALUES
INTERNATIONAL  EQUITY  FUND
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISOR     MURRAY  JOHNSTONE  INTERNATIONAL,  LTD.

OBJECTIVE
CWVF INTERNATIONAL EQUITY SEEKS TO PROVIDE A HIGH TOTAL RETURN CONSISTENT WITH REASONABLE RISK BY INVESTING PRIMARILY IN A GLOBALLY DIVERSIFIED PORTFOLIO OF STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF MID- TO LARGE-CAP COMPANIES USING A VALUE APPROACH. THE FUND IDENTIFIES THOSE COUNTRIES WITH MARKETS AND ECONOMIES THAT IT BELIEVES CURRENTLY PROVIDE THE MOST FAVORABLE CLIMATE FOR INVESTING. THE SUBADVISOR SELECTS COUNTRIES BASED ON A "20 QUESTIONS" MODEL WHICH USES MACRO- AND MICRO-ECONOMIC INPUTS TO RANK THE ATTRACTIVENESS OF
MARKETS IN VARIOUS COUNTRIES. WITHIN EACH COUNTRY, THE SUBADVISOR USES VALUATION TECHNIQUES THAT HAVE BEEN SHOWN TO BEST DETERMINE VALUE WITHIN THAT MARKET. IN SOME COUNTRIES, THE VALUATION PROCESS MAY FAVOR THE COMPARISON OF PRICE-TO-CASH-FLOW WHILE IN OTHER COUNTRIES, PRICE-TO-SALES OR PRICE-TO-BOOK MAY BE MORE USEFUL IN DETERMINING WHICH STOCKS ARE UNDERVALUED.


THE FUND INVESTS PRIMARILY IN MORE DEVELOPED ECONOMIES AND MARKETS. NO MORE THAN 5% OF FUND ASSETS ARE INVESTED IN THE U.S. (EXCLUDING HIGH SOCIAL IMPACT AND SPECIAL EQUITIES INVESTMENTS).

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

-     THE  STOCK  MARKETS  GO  DOWN  (INCLUDING  MARKETS  OUTSIDE  THE  U.S.)
-     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO NOT PERFORM AS WELL AS EXPECTED
-     FOREIGN  CURRENCY  VALUES  GO  DOWN  VERSUS  THE  U.S.  DOLLAR

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CWVF  INTERNATIONAL  EQUITY  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES AROUND THE WORLD. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER INTERNATIONAL FUND INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

CWVF  INTERNATIONAL  EQUITY
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '99     20.38%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q3  '98     (14.82%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
                                           1  YEAR  5  YEAR  10  YEAR
CWVF  INTERNATIONAL  EQUITY:  CLASS  A1     23.94%     13.95%     N/A
CWVF  INTERNATIONAL  EQUITY:  CLASS  B      23.37%     N/A        N/A
CWVF  INTERNATIONAL  EQUITY:  CLASS  C      27.82%     13.86%     N/A
MSCI  EAFE  INDEX  GD                       27.30%     13.15%     N/A
LIPPER  INTERNATIONAL  FUND  INDEX          37.83%     15.96%     N/A

1 INCEPTION "A" (7/31/92) 11.85%; MSCI EAFE INDEX GD 14.17%; AND LIPPER INTERNATIONAL FUND INDEX 14.96%. THE MONTH END DATE OF 7/31/92 IS USED FOR COMPARISON PURPOSES ONLY, ACTUAL FUND INCEPTION IS 7/2/92.

CALVERT  NEW  VISION  SMALL  CAP
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISOR     AWAD  ASSET  MANAGEMENT,  INC.
OBJECTIVE
NEW VISION SMALL CAP SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN SMALL-CAP STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.
PRINCIPAL  INVESTMENT  STRATEGIES
AT LEAST 65% OF THE FUND'S ASSETS WILL BE INVESTED IN THE COMMON STOCKS OF SMALL-CAP COMPANIES. RETURNS IN THE FUND WILL BE MOSTLY FROM THE CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION).

THE FUND CURRENTLY DEFINES SMALL-CAP COMPANIES AS THOSE WITH MARKET CAPITALIZATION OF $1 BILLION OR LESS AT THE TIME THE FUND INITIALLY INVESTS.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

-     THE  STOCK  MARKET  GOES  DOWN
-     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO NOT PERFORM AS WELL AS EXPECTED
- PRICES OF SMALL-CAP STOCKS MAY RESPOND TO MARKET ACTIVITY DIFFERENTLY THAN LARGER MORE ESTABLISHED COMPANIES

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

NEW  VISION  SMALL  CAP  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE RUSSELL 2000 INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE

LIPPER SMALL-CAP CORE INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

NEW  VISION  SMALL  CAP
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '99     23.57%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q3  '98     (21.82%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
                                       1  YEAR  5  YEAR  10  YEAR
NEW  VISION  SMALL  CAP:  CLASS  A1     17.15%     N/A     N/A
NEW  VISION  SMALL  CAP:  CLASS  B      16.53%     N/A     N/A
NEW  VISION  SMALL  CAP:  CLASS  C      21.09%     N/A     N/A
RUSSELL  2000  INDEX  TR                21.26%     N/A     N/A
LIPPER  SMALL-CAP  CORE  INDEX          20.17%     N/A     N/A

1  FROM  INCEPTION  (1/31/97)  2.06%;  RUSSELL  2000  INDEX  TR  12.69%;
  LIPPER  SMALL-CAP  CORE  INDEX  11.79%.

CSIF  BOND
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.

OBJECTIVE
CSIF BOND SEEKS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH PRUDENT INVESTMENT RISK AND PRESERVATION OF CAPITAL THROUGH INVESTMENT IN BONDS AND OTHER STRAIGHT DEBT SECURITIES MEETING THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND USES AN ACTIVE STRATEGY, SEEKING RELATIVE VALUE TO EARN INCREMENTAL INCOME. THE FUND TYPICALLY INVESTS AT LEAST 65% OF ITS ASSETS IN INVESTMENT GRADE DEBT SECURITIES.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU  COULD  LOSE  MONEY  ON  YOUR  INVESTMENT  IN  THE  FUND,  OR THE FUND COULD
UNDERPERFORM,  FOR  ANY  OF  THE  FOLLOWING  REASONS:

-     THE  BOND  MARKET  GOES  DOWN
-     THE  INDIVIDUAL  BONDS  IN  THE  FUND  DO  NOT PERFORM AS WELL AS EXPECTED
-     THE  ADVISOR'S  FORECAST  AS  TO  INTEREST  RATES  IS  NOT  CORRECT
- THE ADVISOR'S ALLOCATION AMONG DIFFERENT SECTORS OF THE BOND MARKET DOES NOT PERFORM AS WELL AS EXPECTED
- THE FUND IS NON-DIVERSIFIED. COMPARED TO OTHER FUNDS, THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER NUMBER OF COMPANIES. GAINS OR LOSSES ON A SINGLE BOND MAY HAVE GREATER IMPACT ON THE FUND.

THE FUND'S ACTIVE TRADING STRATEGY MAY CAUSE THE FUND TO HAVE A RELATIVELY HIGH AMOUNT OF SHORT TERM CAPITAL GAINS, WHICH ARE TAXABLE TO YOU AT THE ORDINARY INCOME TAX RATE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CSIF  BOND  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE LEHMAN AGGREGATE BOND INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF BOND PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER A RATED BOND FUND INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

CSIF  BOND
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q3  '91     5.99%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q1  '94     (3.57%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
                         1  YEAR    5  YEAR   10  YEAR
CSIF  BOND:  CLASS  A     (3.09%)     6.43%     6.80%
CSIF  BOND:  CLASS  B     (4.60%)     N/A     N/A
CSIF  BOND:  CLASS  C     (1.71%)     N/A     N/A
LEHMAN  AGGREGATE  BOND  INDEX  TR
                          (0.82%)     7.73%     7.70%
LIPPER  A  RATED  BOND  FUND  INDEX
                          (2.04%)     7.25%     7.36%

CSIF  MONEY  MARKET
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.

OBJECTIVE
CSIF MONEY MARKET SEEKS TO PROVIDE THE HIGHEST LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY, SAFETY AND SECURITY OF CAPITAL, THROUGH INVESTMENT IN MONEY MARKET INSTRUMENTS MEETING THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND INVESTS IN HIGH QUALITY, MONEY MARKET INSTRUMENTS, SUCH AS COMMERCIAL PAPER, VARIABLE RATE DEMAND NOTES, CORPORATE, AGENCY AND TAXABLE MUNICIPAL
OBLIGATIONS. ALL INVESTMENTS MUST COMPLY WITH THE SEC MONEY MARKET FUND REQUIREMENTS.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
THE FUND'S YIELD WILL CHANGE IN RESPONSE TO MARKET INTEREST RATES. IN GENERAL, AS MARKET RATES GO UP SO WILL THE FUND'S YIELD, AND VICE VERSA. ALTHOUGH THE FUND TRIES TO KEEP THE VALUE OF ITS SHARES CONSTANT AT $1.00 PER SHARE, EXTREME CHANGES IN MARKET RATES, AND OR SUDDEN CREDIT DETERIORATION OF A HOLDING COULD CAUSE THE VALUE TO DECREASE. THE FUND LIMITS THE AMOUNT IT INVESTS IN ANY ONE ISSUER TO TRY TO LESSEN ITS EXPOSURE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

CSIF  MONEY  MARKET  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S RETURNS OVER TIME TO THE LIPPER MONEY MARKET FUND INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CSIF  MONEY  MARKET
YEAR-BY-YEAR  TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q1  '90     1.89%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q2  '93     0.59%

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                                   1  YEAR  5  YEAR  10  YEAR
CSIF  MONEY  MARKET                  4.65%     4.92%     4.73%
LIPPER  MONEY  MARKET  FUND  INDEX   4.74%     5.10%     4.91%

FOR CURRENT YIELD INFORMATION, CALL 800-368-2745, OR VISIT CALVERT GROUP'S WEBSITE AT WWW.CALVERT.COM.

FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF A FUND. SHAREHOLDER FEES ARE PAID DIRECTLY FROM YOUR ACCOUNT; ANNUAL FUND OPERATING EXPENSES ARE DEDUCTED FROM FUND ASSETS.



COLUNMS
1  CSIF  BALANCED10
2  CSIF  MANAGED  INDEX
3  CSIF  EQUITY10
4.CAPITAL  ACCUMULATION10
5  CWVF  INTERNATIONAL  EQUITY
6  CALVERT  NEW  VISION  SMALL  CAP
7.CSIF  BOND
8  CSIF  MONEY  MARKET9


CLASS  A
SHAREHOLDER  FEES
MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON
  PURCHASES  (AS  A  PERCENTAGE  OF  OFFERING  PRICE)

4.75     4.75     4.75     4.75     4.75     4.75     3.75     NONE

MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)
     (AS  A  PERCENTAGE  OF  PURCHASE  OR  REDEMPTION
     PROCEEDS,  WHICHEVER  IS  LOWER)
MAXIMUM  ACCOUNT  FEE

NONE2     NONE2    NONE2   NONE2    NONE2    NONE2     NONE2     NONE

           3                                                       4

ANNUAL  FUND  OPERATING  EXPENSES1
MANAGEMENT  FEE

 .70      .75      .70      .90      1.10      1.00     .55       .50

DISTRIBUTION  AND  SERVICE  (12B-1)  FEES

 .24      .25      .23      .35      .25       .25       .20      .00

OTHER  EXPENSES

 .25      .59      .35      .48      .52      .71        .38      .40

TOTAL  ANNUAL  FUND  OPERATING  EXPENSES

1.19     1.59     1.28     1.73     1.87     1.96       1.13     .90

FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT5

         (.34)                                                  (.03)

NET  EXPENSES

          1.25                                                   .87
CLASS  B
SHAREHOLDER  FEES

MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON
     PURCHASES  (AS  A  PERCENTAGE  OF  OFFERING  PRICE)

NONE     NONE     NONE     NONE    NONE      NONE         NONE     N/A


MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)
     (AS  A  PERCENTAGE  OF  PURCHASE  OR  REDEMPTION
     PROCEEDS,  WHICHEVER  IS  LOWER)

5%6      5%6      5%6      5%6     5%6       5%6           4%7     N/A

MAXIMUM  ACCOUNT  FEE

          3

ANNUAL  FUND  OPERATING  EXPENSES1
MANAGEMENT  FEES

 .70     .75      .70      .90     1.10       1.00          .55      N/A

DISTRIBUTION  AND  SERVICE  (12B-1)  FEES

1.00     1.00     1.00     1.00   1.00       1.00         1.00      N/A

OTHER  EXPENSES

 .72     .92       .79      .77     1.52     1.87         1.17

TOTAL  ANNUAL  FUND  OPERATING  EXPENSES

2.42     2.67     2.49     2.67    3.62     3.87         2.72


FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT5

        (.17)                      (.46)    (.86)       (.22)

NET  EXPENSES

        2.50                        3.16     3.01       2.50

CLASS  C
SHAREHOLDER  FEES
MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED
     ON  PURCHASES(AS  A  PERCENTAGE  OF  OFFERING  PRICE)

NONE     NONE     NONE     NONE     NONE   NONE           NONE     N/A

MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)
     (AS  A  PERCENTAGE  OF  PURCHASE  OR  REDEMPTION
     PROCEEDS,  WHICHEVER  IS  LOWER)

1%8      1%8      1%8      1%8      1%8     1%8           1%8      N/A

MAXIMUM  ACCOUNT  FEE

          3

ANNUAL  FUND  OPERATING  EXPENSES  1
MANAGEMENT  FEES

 .70     .75       .70      .90     1.10     1.00           .55      N/A

DISTRIBUTION  AND  SERVICE  (12B-1)  FEES

1.00     1.00     1.00     1.00    1.00     1.00           1.00     N/A

OTHER  EXPENSES

 .51      .93     .58       .66     .73      .87            1.30

TOTAL  ANNUAL  FUND  OPERATING  EXPENSES

2.21     2.68    2.28     2.56     2.83     2.87           2.85

FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT5

         (.18)                                            (.35)

NET  EXPENSES

          2.50                                             2.50

EXPLANATION  OF  FEES  AND  EXPENSES  TABLE
1 EXPENSES ARE BASED ON EXPENSES FOR THE FUND'S MOST RECENT FISCAL YEAR, UNLESS OTHERWISE INDICATED. MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR ("CAMCO") TO THE SUBADVISORS, AND THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CAMCO.

2 PURCHASES OF CLASS A SHARES FOR ACCOUNTS WITH $1 MILLION OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE. (SEE "HOW TO BUY SHARES" - CLASS A).

3     FOR  EACH  ACCOUNT  WITH A BALANCE OF LESS THAN $5000 (LESS THAN $1000 FOR
IRAS),  THE  FUND  CHARGES  A  MONTHLY  ACCOUNT  MAINTENANCE  FEE  OF  $1.

4     FOR  EACH  ACCOUNT  WITH  A BALANCE OF LESS THAN $1000, THE FUND CHARGES A
MONTHLY  ACCOUNT  MAINTENANCE  FEE  OF  $3.

5 CAMCO HAS AGREED TO WAIVE FEES AND OR REIMBURSE EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) FOR CERTAIN OF THE FUNDS THROUGH JANUARY 31, 2001:
CSIF MONEY MARKET, CSIF BOND (CLASS B AND C), CSIF MANAGED INDEX (CLASS A, B AND
C), CWVF INTERNATIONAL EQUITY (CLASS B), AND NEW VISION (CLASS B). "NET EXPENSES" IS THE MAXIMUM AMOUNT THAT MAY BE CHARGED TO THESE FUNDS FOR THIS PERIOD, EXCLUDING ANY EXPENSE OFFSET ARRANGEMENT.
6 A CONTINGENT DEFERRED SALES CHARGE IS IMPOSED ON THE PROCEEDS OF CLASS B SHARES REDEEMED WITHIN 6 YEARS, SUBJECT TO CERTAIN EXCEPTIONS. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS, AND DECLINES FROM 5% IN THE FIRST YEAR THAT SHARES ARE HELD, TO 4% IN THE SECOND AND THIRD YEAR, 3% IN THE FOURTH YEAR, 2% IN THE FIFTH YEAR, AND 1% IN THE SIXTH YEAR. THERE IS NO CHARGE ON REDEMPTIONS OF CLASS B SHARES HELD FOR MORE THAN SIX YEARS. SEE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."

EXPLANATION  OF  FEES  AND  EXPENSES  TABLE  (CONT'D)
7 A CONTINGENT DEFERRED SALES CHARGE IS IMPOSED ON THE PROCEEDS OF CLASS B SHARES OF CSIF BOND REDEEMED WITHIN 4 YEARS, SUBJECT TO CERTAIN EXCEPTIONS. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS, AND DECLINES FROM 4% IN THE FIRST YEAR THAT SHARES ARE HELD, TO 3% IN THE SECOND, 2% IN THE THIRD YEAR, AND 1% IN THE FOURTH YEAR. THERE IS NO CHARGE ON REDEMPTIONS OF CLASS B SHARES HELD FOR MORE THAN FOUR YEARS. SEE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."

8 A CONTINGENT DEFERRED SALES CHARGE OF 1% IS IMPOSED ON THE PROCEEDS OF CLASS C SHARES REDEEMED WITHIN ONE YEAR. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS. SEE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."
9     FOR  CSIF  MONEY  MARKET,  CLASS  A  REFERS  TO  CLASS  O.
10 THE MANAGEMENT FEES FOR CSIF BALANCED, CSIF EQUITY AND CAPITAL ACCUMULATION HAVE BEEN RESTATED TO REFLECT CHANGES APPROVED BY SHAREHOLDERS IN EARLY 1999.



EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-     YOU  INVEST  $10,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-     YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-     THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:


1.CLASS  A
2.CLASS  B  (WITH  REDEMPTION)
3.CLASS  B  (NO  REDEMPTION)
4.CLASS  C  (WITH  REDEMPTION)
5.CLASS  C  (NO  REDEMPTION)


NUMBER  OF  YEARS  INVESTMENT  IS  HELD
CSIF  BALANCED
     1      591       745       245       324       224
     3      835       1,115     755       691       691
     5      1,098     1,491     1,291     1,185     1,185
     10     1,850     2,451     2,451     2,544     2,544

CSIF  MANAGED  INDEX
     1      596       753       253       353       253
     3      921       1,213     813       815       815
     5      1,269     1,600     1,400     1,404     1,404
     10     2,247     2,728     2,728     2,999     2,999

[INSERT  HEADINGS]

NUMBER  OF  YEARS  INVESTMENT  IS  HELD
CSIF  EQUITY
     1      599       752       252       331       231
     3      862       1,176     776       712       712
     5      1,144     1,526     1,326     1,220     1,220
     10     1,947     2,527     2,527     2,615     2,615

CAPITAL  ACCUMULATION
     1      642       770       270       359       259
     3      994       1,229     829       796       796
     5      1,369     1,615     1,415     1,360     1,360
     10     2,419     2,775     2,775     2,895     2,895

CWVF  INTERNATIONAL  EQUITY
     1      656       819       319       386       286
     3      1,035     1,466     1,066     877       877
     5      1,438     2,035     1,835     1,494     1,494
     10     2,561     3,460     3,460     3,157     3,157

CALVERT  NEW  VISION  SMALL  CAP
     1      665       804       304       390       290
     3      1,061     1,502     1,102     889       889
     5      1,482     2,119     1,919     1,513     1,513
     10     2,652     3,624     3,624     3,195     3,195

CSIF  BOND
     1      486       653       253       353       253
     3      721       1,024     824       850       850
     5      974       1,420     1,420     1,473     1,473
     10     1,698     2,289     2,289     3,151     3,151

CSIF  MONEY  MARKET
(CLASS  A  REFERS  TO  CLASS  O  FOR  CSIF  MONEY  MARKET)
     1      89         N/A      N/A       N/A       N/A
     3      284        N/A      N/A       N/A       N/A
     5      496        N/A      N/A       N/A       N/A
     10     1,105      N/A      N/A       N/A       N/A

PRINCIPAL  INVESTMENT  PRACTICES  AND  RISKS
THE MOST CONCISE DESCRIPTION OF EACH FUND'S PRINCIPAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS IS UNDER THE EARLIER SUMMARY FOR EACH FUND. THE FUNDS ARE ALSO PERMITTED TO INVEST IN CERTAIN OTHER INVESTMENTS AND TO USE CERTAIN INVESTMENT TECHNIQUES THAT HAVE HIGHER RISKS ASSOCIATED WITH THEM. ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE INVESTMENTS AND TECHNIQUES SUMMARIZED EARLIER ALONG WITH CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND THEIR RISKS.
FOR EACH OF THE INVESTMENT PRACTICES LISTED, THE TABLE BELOW SHOWS EACH FUND'S LIMITATIONS AS A PERCENTAGE OF ITS ASSETS AND THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE PAGES FOLLOWING THE TABLE FOR A DESCRIPTION OF THE TYPES OF RISKS). NUMBERS IN THIS TABLE SHOW MAXIMUM ALLOWABLE AMOUNT ONLY; FOR ACTUAL USAGE, CONSULT THE FUND'S ANNUAL/SEMI-ANNUAL REPORTS.

KEY  TO  TABLE
 @      FUND  CURRENTLY  USES
 O      PERMITTED,  BUT  NOT  TYPICALLY  USED
       (%  OF  ASSETS  ALLOWABLE,  IF  RESTRICTED)
 X     NOT  PERMITTED
 XN    ALLOWED  UP  TO  X%  OF  FUND'S  NET  ASSETS
 XT    ALLOWED  UP  TO  X%  OF  FUND'S  TOTAL  ASSETS
 N/A   NOT  APPLICABLE  TO  THIS  TYPE  OF  FUND



COLUMN  1  =  EXPLANATION  OF  PRACTICE
COLUMN  2  =  CSIF  BALANCED
COLUMN  3  =  CSIF  MANAGED  INDEX
COLUMN  4  =  CSIF  EQUITY
COLUMN  5  =  CAPITAL  ACCUMULATION
COLUMN  2  =  CWVF  INTERNATIONAL  EQUITY
COLUMN  7  =  CALVERT  NEW  VISION  SMALL  CAP
COLUMN  8  =  CSIF  BOND
COLUMN  9  =  CSIF  MONEY  MARKET

INVESTMENT  PRACTICES
-------------------------------------------------------------------------------
COLUMN  1              2      3      4      5      6      7      8      9

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ACTIVE  TRADING        @      0      0      0      0      0      @      NA
STRATEGY/TURNOVER
INVOLVES  SELLING  A
SECURITY  SOON  AFTER
PURCHASE.  AN  ACTIVE
TRADING  STRATEGY
CAUSES  A  FUND  TO  HAVE
HIGHER  PORTFOLIO
TURNOVER  COMPARED  TO
OTHER  FUNDS  AND
HIGHER  TRANSACTION
COSTS,  SUCH  AS
COMMISSIONS  AND
CUSTODIAN  AND
SETTLEMENT  FEES,  AND
MAY  INCREASE  A  FUND'S
TAX  LIABILITY.  RISKS:
OPPORTUNITY,  MARKET
AND  TRANSACTION.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TEMPORARY  DEFENSIVE
POSITIONS.            0      0      0      0      0      0      0      NA
DURING  ADVERSE               (35T)                       (35T)
MARKET,  ECONOMIC  OR
POLITICAL  CONDITIONS,
THE  FUND  MAY  DEPART
FROM  ITS  PRINCIPAL
INVESTMENT  STRATEGIES
BY  INCREASING  ITS
INVESTMENT  IN  U.S.
GOVERNMENT  SECURITIES
AND  OTHER  SHORT-TERM
INTEREST-BEARING
SECURITIES.  DURING
TIMES  OF  ANY
TEMPORARY  DEFENSIVE
POSITIONS,  A  FUND  MAY
NOT  BE  ABLE  TO
ACHIEVE  ITS
INVESTMENT  OBJECTIVE
RISKS:  OPPORTUNITY.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
CONVENTIONAL
SECURITIES            25N    --     25N    @      25N    15T1   25N    NA
FOREIGN  SECURITIES.
SECURITIES  ISSUED  BY
COMPANIES  LOCATED
OUTSIDE  THE  U.S.
AND/OR  TRADED
PRIMARILY  ON  A
FOREIGN  EXCHANGE.
RISKS:  MARKET,
CURRENCY,
TRANSACTION,
LIQUIDITY,
INFORMATION  AND
POLITICAL.
-------------------------------------------------------------------------------

1 NEW VISION MAY INVEST ONLY IN AMERICAN DEPOSITARY RECEIPTS (ADRS) - DOLLAR-DENOMINATED RECEIPTS REPRESENTING SHARES OF A FOREIGN ISSUER. ADRS ARE TRADED ON U.S. EXCHANGES. SEE THE SAI.

-------------------------------------------------------------------------------
COLUMN  1              2      3      4      5      6      7      8      9

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SMALL  CAP  STOCKS.
INVESTING  IN  SMALL    0      NA     0      0      0      @      NA     NA
COMPANIES  INVOLVES
GREATER  RISK  THAN
WITH  MORE  ESTABLISHED
COMPANIES.  SMALL  CAP
STOCK  PRICES  ARE  MORE
VOLATILE  AND  THE
COMPANIES  OFTEN  HAVE
LIMITED  PRODUCT
LINES,  MARKETS,
FINANCIAL  RESOURCES,
AND  MANAGEMENT
EXPERIENCE.  RISKS:
MARKET,  LIQUIDITY  AND
INFORMATION.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT  GRADE
BONDS.  BONDS  RATED    @      NA     0      0      0      0      @      NA
BBB/BAA  OR  HIGHER  OR
COMPARABLE  UNRATED
BONDS.  RISKS:
INTEREST  RATE,  MARKET
AND  CREDIT.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
BELOW-INVESTMENT      20N3   NA     20N3   10N3   5N3    5N3    20N3   NA
GRADE  BONDS.  BONDS
RATED  BELOW  BBB/BAA
OR  COMPARABLE  UNRATED
BONDS  ARE  CONSIDERED
JUNK  BONDS.  THEY  ARE
SUBJECT  TO  GREATER
CREDIT  RISK  THAN
INVESTMENT  GRADE
BONDS.  RISKS:  CREDIT,
MARKET,  INTEREST
RATE,  LIQUIDITY  AND
INFORMATION.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
UNRATED  DEBT          @      NA     0      0      0      0      @      @2
SECURITIES.  BONDS
THAT  HAVE  NOT  BEEN
RATED  BY  A  RECOGNIZED
RATING  AGENCY;  THE
ADVISOR  HAS
DETERMINED  THE  CREDIT
QUALITY  BASED  ON  ITS
OWN  RESEARCH.  RISKS:
CREDIT,  MARKET,
INTEREST  RATE,
LIQUIDITY  AND
INFORMATION.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ILLIQUID  SECURITIES.
SECURITIES  WHICH      15N    15N    15N    15N    15N    15N    15N    10N
CANNOT  BE  READILY
SOLD  BECAUSE  THERE  IS
NO  ACTIVE  MARKET.
RISKS:  LIQUIDITY,
MARKET  AND
TRANSACTION.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
UNLEVERAGED
DERIVATIVE  SECURITIES  @      NA     0      0      0      0      @      @4
ASSET-BACKED
SECURITIES.
SECURITIES  ARE  BACKED
BY  UNSECURED  DEBT,
SUCH  AS  CREDIT  CARD
DEBT.  THESE
SECURITIES  ARE  OFTEN
GUARANTEED  OR
OVER-COLLATERALIZED
TO  ENHANCE  THEIR
CREDIT  QUALITY.
RISKS:  CREDIT,
INTEREST  RATE  AND
LIQUIDITY.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES.           @      NA     0      0      0      0      @      05
SECURITIES  ARE  BACKED
BY  POOLS  OF
MORTGAGES,  INCLUDING
PASSTHROUGH
CERTIFICATES,  AND
OTHER  SENIOR  CLASSES
OF  COLLATERALIZED
MORTGAGE  OBLIGATIONS
(CMOS).  RISKS:
CREDIT,  EXTENSION,
PREPAYMENT,  LIQUIDITY
AND  INTEREST  RATE.

-------------------------------------------------------------------------------

2  MUST  BE  MONEY-MARKET  ELIGIBLE  UNDER  SEC  RULE  2A-7.
3  EXCLUDES  ANY  HIGH  SOCIAL  IMPACT  INVESTMENTS.
4  MUST  BE  MONEY-MARKET  ELIGIBLE  UNDER  SEC  RULE  2A-7.
5  MUST  BE  MONEY-MARKET  ELIGIBLE  UNDER  SEC  RULE  2A-7.

-------------------------------------------------------------------------------
COLUMN  1              2      3      4      5      6      7      8      9

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
UNLEVERAGED
DERIVATIVE
SECURITIES,  (CON'T.)
PARTICIPATION         0      NA     0      0      0      0      0      06
INTERESTS.  SECURITIES
REPRESENTING  AN
INTEREST  IN  ANOTHER
SECURITY  OR  IN  BANK
LOANS.  RISKS:  CREDIT,
INTEREST  RATE  AND
LIQUIDITY.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LEVERAGED  DERIVATIVE
INSTRUMENTS  CURRENCY
CONTRACTS.  CONTRACTS  0      NA     0      5T     5T     -  -    0      NA
INVOLVING  THE  RIGHT
OR  OBLIGATION  TO  BUY
OR  SELL  A  GIVEN
AMOUNT  OF  FOREIGN
CURRENCY  AT  A
SPECIFIED  PRICE  AND
FUTURE  DATE.  RISKS:
CURRENCY,  LEVERAGE,
CORRELATION,
LIQUIDITY  AND
OPPORTUNITY.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
OPTIONS  ON  SECURITIES
AND  INDICES.          5T     5T     5T     5T     5T     5T     5T     NA
CONTRACTS  GIVING  THE
HOLDER  THE  RIGHT  BUT
NOT  THE  OBLIGATION  TO
PURCHASE  OR  SELL  A
SECURITY  (OR  THE  CASH
VALUE,  IN  THE  CASE  OF
AN  OPTION  ON  AN
INDEX)  AT  A  SPECIFIED
PRICE  WITHIN  A
SPECIFIED  TIME.  IN
THE  CASE  OF  SELLING
(WRITING)  OPTIONS,
THE  FUNDS  WILL  WRITE
CALL  OPTIONS  ONLY  IF
THEY  ALREADY  OWN  THE
SECURITY  (IF  IT  IS
"COVERED").  RISKS:
INTEREST  RATE,
CURRENCY,  MARKET,
LEVERAGE,
CORRELATION,
LIQUIDITY,  CREDIT  AND
OPPORTUNITY.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FUTURES  CONTRACT.     0      0      0      0      0      0      0      NA
AGREEMENT  TO  BUY  OR   5N     5N     5N     5N     5N     5N     5N
SELL  A  SPECIFIC
AMOUNT  OF  A  COMMODITY
OR  FINANCIAL
INSTRUMENT  AT  A
PARTICULAR  PRICE  ON  A
SPECIFIC  FUTURE  DATE.
RISKS:  INTEREST  RATE,
CURRENCY,  MARKET,
LEVERAGE,
CORRELATION,
LIQUIDITY  AND
OPPORTUNITY.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
STRUCTURED  SECURITIES
INDEXED  AND/OR
LEVERAGED             0      NA     NA     NA     0      NA     0      NA
MORTGAGE-BACKED  AND
OTHER  DEBT
SECURITIES,  INCLUDING
PRINCIPAL-ONLY  AND
INTEREST-ONLY
SECURITIES,  LEVERAGED
FLOATING  RATE
SECURITIES,  AND
OTHERS.  THESE
SECURITIES  TEND  TO  BE
HIGHLY  SENSITIVE  TO
INTEREST  RATE
MOVEMENTS  AND  THEIR
PERFORMANCE  MAY  NOT
CORRELATE  TO  THESE
MOVEMENTS  IN  A
CONVENTIONAL  FASHION.
RISKS:  CREDIT,
INTEREST  RATE,
EXTENSION,
PREPAYMENT,  MARKET,
LEVERAGE,  LIQUIDITY
AND  CORRELATION.
-------------------------------------------------------------------------------


6     MUST  BE  MONEY-MARKET  ELIGIBLE  UNDER  SEC  RULE  2A-7.
7     BASED  ON  NET  PREMIUM  PAYMENTS.

THE FUNDS HAVE ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS THAT ARE NOT PRINCIPAL TO THEIR INVESTMENT STRATEGIES (FOR EXAMPLE, REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND REVERSE REPURCHASE AGREEMENTS, SECURITIES LENDING, WHEN-ISSUED SECURITIES AND SHORT SALES.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI").

TYPES  OF  INVESTMENT  RISK

CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES"- USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

CURRENCY  RISK
CURRENCY RISK OCCURS WHEN A FUND BUYS, SELLS OR HOLDS A SECURITY DENOMINATED IN FOREIGN CURRENCY. FOREIGN CURRENCIES "FLOAT" IN VALUE AGAINST THE U.S. DOLLAR. ADVERSE CHANGES IN FOREIGN CURRENCY VALUES CAN CAUSE INVESTMENT LOSSES WHEN A FUND'S INVESTMENTS ARE CONVERTED TO U.S. DOLLARS.

EXTENSION  RISK
THE RISK THAT AN UNEXPECTED RISE IN INTEREST RATES WILL EXTEND THE LIFE OF A MORTGAGE-BACKED SECURITY BEYOND THE EXPECTED PREPAYMENT TIME, TYPICALLY REDUCING THE SECURITY'S VALUE.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM SECURITIES AND ZERO COUPON/"STRIPPED" COUPON SECURITIES ("STRIPS") ARE SUBJECT TO GREATER INTEREST RATE RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MANAGEMENT  RISK
THE RISK THAT A FUND'S PORTFOLIO MANAGEMENT PRACTICES MIGHT NOT WORK TO ACHIEVE THEIR DESIRED RESULT.

MARKET  RISK
THE  RISK  THAT  SECURITIES  PRICES  IN  A  MARKET, A SECTOR OR AN INDUSTRY WILL
FLUCTUATE,  AND  THAT  SUCH  MOVEMENTS  MIGHT  REDUCE  AN  INVESTMENT'S  VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK
THE RISK THAT MAY OCCUR WITH FOREIGN INVESTMENTS, AND MEANS THAT THE VALUE OF AN INVESTMENT MAY BE ADVERSELY AFFECTED BY NATIONALIZATION, TAXATION, WAR,
GOVERNMENT  INSTABILITY  OR  OTHER  ECONOMIC  OR  POLITICAL  ACTIONS OR FACTORS.

PREPAYMENT  RISK
THE  RISK  THAT  UNANTICIPATED  PREPAYMENTS  MAY  OCCUR, REDUCING THE VALUE OF A
MORTGAGE-BACKED SECURITY. THE FUND MUST THEN REINVEST THOSE ASSETS AT THE CURRENT, MARKET RATE WHICH MAY BE LOWER.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

INVESTMENT  SELECTION  PROCESS
INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA.

POTENTIAL INVESTMENTS FOR A FUND ARE FIRST SELECTED FOR FINANCIAL SOUNDNESS AND THEN EVALUATED ACCORDING TO THAT FUND'S SOCIAL CRITERIA. TO THE GREATEST EXTENT POSSIBLE, CALVERT SOCIAL INVESTMENT FUND (CSIF) AND CALVERT WORLD VALUES

INTERNATIONAL EQUITY FUND (CWVF) SEEK TO INVEST IN COMPANIES THAT EXHIBIT POSITIVE ACCOMPLISHMENTS WITH RESPECT TO ONE OR MORE OF THE SOCIAL CRITERIA. INVESTMENTS FOR ALL FUNDS MUST MEET THE MINIMUM STANDARDS FOR ALL ITS FINANCIAL AND SOCIAL CRITERIA.

ALTHOUGH EACH FUND'S SOCIAL CRITERIA TEND TO LIMIT THE AVAILABILITY OF INVESTMENT OPPORTUNITIES MORE THAN IS CUSTOMARY WITH OTHER INVESTMENT COMPANIES, CAMCO AND THE SUBADVISORS OF THE FUNDS BELIEVE THERE ARE SUFFICIENT INVESTMENT OPPORTUNITIES TO PERMIT FULL INVESTMENT AMONG ISSUERS WHICH SATISFY EACH FUND'S INVESTMENT AND SOCIAL OBJECTIVES.

THE SELECTION OF AN INVESTMENT BY A FUND DOES NOT CONSTITUTE ENDORSEMENT OR VALIDATION BY THAT FUND, NOR DOES THE EXCLUSION OF AN INVESTMENT NECESSARILY REFLECT FAILURE TO SATISFY THE FUND'S SOCIAL CRITERIA. INVESTORS ARE INVITED TO SEND A BRIEF DESCRIPTION OF COMPANIES THEY BELIEVE MIGHT BE SUITABLE FOR INVESTMENT.

SOCIALLY  RESPONSIBLE  INVESTMENT  CRITERIA
THE FUNDS INVEST IN ACCORDANCE WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. IN ADDITION, WE BELIEVE THAT THERE ARE LONG-TERM BENEFITS IN AN INVESTMENT PHILOSOPHY THAT DEMONSTRATES CONCERN FOR THE ENVIRONMENT, LABOR RELATIONS, HUMAN RIGHTS AND COMMUNITY RELATIONS. THOSE ENTERPRISES THAT EXHIBIT A SOCIAL AWARENESS IN THESE ISSUES SHOULD BE BETTER PREPARED TO MEET FUTURE SOCIETAL NEEDS. BY RESPONDING TO SOCIAL CONCERNS, THESE ENTERPRISES SHOULD NOT ONLY AVOID THE LIABILITY THAT MAY BE INCURRED WHEN A PRODUCT OR SERVICE IS DETERMINED TO HAVE A NEGATIVE SOCIAL IMPACT OR HAS OUTLIVED ITS USEFULNESS, BUT ALSO BE BETTER POSITIONED TO DEVELOP OPPORTUNITIES TO MAKE A PROFITABLE CONTRIBUTION TO SOCIETY. THESE ENTERPRISES SHOULD BE READY TO RESPOND TO EXTERNAL DEMANDS AND ENSURE THAT OVER THE LONGER TERM THEY WILL BE VIABLE TO SEEK TO PROVIDE A POSITIVE RETURN TO BOTH INVESTORS AND SOCIETY AS A WHOLE.

EACH FUND HAS DEVELOPED SOCIAL INVESTMENT CRITERIA, DETAILED BELOW. THESE CRITERIA REPRESENT STANDARDS OF BEHAVIOR WHICH FEW, IF ANY, ORGANIZATIONS TOTALLY SATISFY. AS A MATTER OF PRACTICE, EVALUATION OF A PARTICULAR ORGANIZATION IN THE CONTEXT OF THESE CRITERIA WILL INVOLVE SUBJECTIVE JUDGMENT BY CAMCO AND THE SUBADVISORS. ALL SOCIAL CRITERIA MAY BE CHANGED BY THE BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

CALVERT  SOCIAL  INVESTMENT  FUND
CSIF  SEEKS  TO  INVEST  IN  COMPANIES  THAT:

- DELIVER SAFE PRODUCTS AND SERVICES IN WAYS THAT SUSTAIN OUR NATURAL ENVIRONMENT. FOR EXAMPLE, CSIF LOOKS FOR COMPANIES THAT PRODUCE ENERGY FROM RENEWABLE RESOURCES, WHILE AVOIDING CONSISTENT POLLUTERS.

- MANAGE WITH PARTICIPATION THROUGHOUT THE ORGANIZATION IN DEFINING AND ACHIEVING OBJECTIVES. FOR EXAMPLE, CSIF LOOKS FOR COMPANIES THAT OFFER EMPLOYEE STOCK OWNERSHIP OR PROFIT-SHARING PLANS.

- NEGOTIATE FAIRLY WITH THEIR WORKERS, PROVIDE AN ENVIRONMENT SUPPORTIVE OF THEIR WELLNESS, DO NOT DISCRIMINATE ON THE BASIS OF RACE, GENDER, RELIGION, AGE, DISABILITY, ETHNIC ORIGIN, OR SEXUAL ORIENTATION, DO NOT CONSISTENTLY VIOLATE REGULATIONS OF THE EEOC, AND PROVIDE OPPORTUNITIES FOR WOMEN, DISADVANTAGED MINORITIES, AND OTHERS FOR WHOM EQUAL OPPORTUNITIES HAVE OFTEN BEEN DENIED. FOR EXAMPLE, CSIF CONSIDERS BOTH UNIONIZED AND NON-UNION FIRMS WITH GOOD LABOR RELATIONS.

- FOSTER AWARENESS OF A COMMITMENT TO HUMAN GOALS, SUCH AS CREATIVITY, PRODUCTIVITY, SELF-RESPECT AND RESPONSIBILITY, WITHIN THE ORGANIZATION AND THE WORLD, AND CONTINUALLY RECREATES A CONTEXT WITHIN WHICH THESE GOALS CAN BE REALIZED. FOR EXAMPLE, CSIF LOOKS FOR COMPANIES WITH AN ABOVE AVERAGE COMMITMENT TO COMMUNITY AFFAIRS AND CHARITABLE GIVING.


CSIF WILL NOT INVEST IN COMPANIES THAT THE ADVISOR DETERMINES TO BE SIGNIFICANTLY ENGAGED IN:


-     BUSINESS  ACTIVITIES  IN  SUPPORT  OF  REPRESSIVE  REGIMES
-     PRODUCTION,  OR  THE  MANUFACTURE  OF EQUIPMENT, TO PRODUCE NUCLEAR ENERGY
-     MANUFACTURE  OF  WEAPON  SYSTEMS
-     MANUFACTURE  OF  ALCOHOLIC  BEVERAGES  OR  TOBACCO  PRODUCTS
-     OPERATION  OF  GAMBLING  CASINOS
- A PATTERN AND PRACTICE OF VIOLATING THE RIGHTS OF INDIGENOUS PEOPLE. WE URGE COMPANIES TO END NEGATIVE STEREOTYPES OF NATIVE AMERICANS AND OTHER INDIGENOUS PEOPLES. FOR EXAMPLE, CSIF OBJECTS TO THE UNAUTHORIZED USE OF NAMES
AND          IMAGES  THAT  PORTRAY  NATIVE  AMERICANS  IN  A NEGATIVE LIGHT, AND
SUPPORTS THE PROMOTION OF POSITIVE PORTRAYALS OF ALL INDIVIDUALS AND ETHNIC GROUPS.


WITH RESPECT TO U.S. GOVERNMENT SECURITIES, CSIF INVESTS PRIMARILY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT WHOSE PURPOSES FURTHER OR ARE COMPATIBLE WITH CSIF'S SOCIAL CRITERIA, SUCH AS OBLIGATIONS OF THE STUDENT LOAN MARKETING ASSOCIATION, RATHER THAN GENERAL OBLIGATIONS OF THE U.S. GOVERNMENT, SUCH AS TREASURY SECURITIES.

CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY  FUND
THE SPIRIT OF CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND'S SOCIAL CRITERIA IS SIMILAR TO CSIF, BUT THE APPLICATION OF THE SOCIAL ANALYSIS IS SIGNIFICANTLY DIFFERENT. INTERNATIONAL INVESTING BRINGS UNIQUE CHALLENGES IN TERMS OF CORPORATE DISCLOSURE, REGULATORY STRUCTURES, ENVIRONMENTAL STANDARDS, AND
DIFFERING NATIONAL AND CULTURAL PRIORITIES. DUE TO THESE FACTORS, THE CWVF SOCIAL INVESTMENT STANDARDS ARE LESS STRINGENT THAN THOSE OF CSIF.

CWVF  SEEKS  TO  INVEST  IN  COMPANIES  THAT:

- ACHIEVE EXCELLENCE IN ENVIRONMENTAL MANAGEMENT. WE SELECT INVESTMENTS THAT TAKE POSITIVE STEPS TOWARD PRESERVING AND ENHANCING OUR NATURAL ENVIRONMENT THROUGH THEIR OPERATIONS AND PRODUCTS. WE AVOID COMPANIES WITH POOR ENVIRONMENTAL RECORDS.

- HAVE POSITIVE LABOR PRACTICES. WE CONSIDER THE INTERNATIONAL LABOR ORGANIZATION'S BASIC CONVENTIONS ON WORKER RIGHTS AS A GUIDELINE FOR OUR LABOR CRITERIA. WE SEEK TO INVEST IN COMPANIES THAT HIRE AND PROMOTE WOMEN AND ETHNIC MINORITIES; RESPECT THE RIGHT TO FORM UNIONS; COMPLY, AT A MINIMUM, WITH DOMESTIC HOUR AND WAGE LAWS; AND PROVIDE GOOD HEALTH AND SAFETY STANDARDS. WE AVOID COMPANIES THAT DEMONSTRATE A PATTERN OF ENGAGING IN FORCED, COMPULSORY, OR CHILD LABOR.

CWVF  AVOIDS  INVESTING  IN  COMPANIES  THAT:

-  CONTRIBUTE  TO  HUMAN  RIGHTS  ABUSES  IN  OTHER  COUNTRIES1

- PRODUCE NUCLEAR POWER OR NUCLEAR WEAPONS, OR HAVE MORE THAN 10% OF REVENUES DERIVED FROM THE PRODUCTION OR SALE OF WEAPONS SYSTEMS

- DERIVE MORE THAN 10% OF REVENUES FROM THE PRODUCTION OF ALCOHOL OR TOBACCO PRODUCTS, BUT ACTIVELY SEEKS TO INVEST IN COMPANIES WHOSE PRODUCTS OR SERVICES IMPROVE THE QUALITY OF OR ACCESS TO HEALTH CARE, INCLUDING PUBLIC HEALTH AND PREVENTATIVE MEDICINE

1     CWVF  MAY  INVEST  IN  COMPANIES THAT OPERATE IN COUNTRIES WITH POOR HUMAN
RIGHTS  RECORDS  IF  WE          BELIEVE  THE  COMPANIES  ARE  MAKING A POSITIVE
CONTRIBUTION.

CALVERT  CAPITAL  ACCUMULATION  FUND
CALVERT  NEW  VISION  SMALL  CAP  FUND
THE FUNDS CAREFULLY REVIEW COMPANY POLICIES AND BEHAVIOR REGARDING SOCIAL ISSUES IMPORTANT TO QUALITY OF LIFE SUCH AS:

-     ENVIRONMENT
-     EMPLOYEE  RELATIONS
-     PRODUCT  CRITERIA
-     WEAPONS  SYSTEMS
-     NUCLEAR  ENERGY
-     HUMAN  RIGHTS

BOTH  FUNDS  WILL  AVOID  INVESTING  IN  COMPANIES  THAT  HAVE:

- SIGNIFICANT OR HISTORICAL PATTERNS OF VIOLATING ENVIRONMENTAL REGULATIONS, OR OTHERWISE HAVE AN EGREGIOUS ENVIRONMENTAL RECORD

- SIGNIFICANT OR HISTORICAL PATTERNS OF DISCRIMINATION AGAINST EMPLOYEES ON THE BASIS OF RACE, GENDER, RELIGION, AGE, DISABILITY OR SEXUAL ORIENTATION, OR THAT HAVE MAJOR LABOR-MANAGEMENT DISPUTES

- NUCLEAR POWER PLANT OPERATORS AND OWNERS, OR MANUFACTURERS OF KEY COMPONENTS IN THE NUCLEAR POWER PROCESS

-     SIGNIFICANTLY  ENGAGED  IN  WEAPONS  PRODUCTION( INCLUDING WEAPONS SYSTEMS
CONTRACTORS  AND  MAJOR  NUCLEAR  WEAPONS  SYSTEMS  CONTRACTORS)

-     SIGNIFICANTLY  INVOLVED  IN THE MANUFACTURE OF TOBACCO OR ALCOHOL PRODUCTS

-     PRODUCTS  OR OFFER SERVICES THAT, UNDER PROPER USE, ARE CONSIDERED HARMFUL

CAPITAL ACCUMULATION WILL AVOID COMPANIES THAT THE ADVISOR DETERMINES TO BE SIGNIFICANTLY ENGAGED IN:

- A PATTERN AND PRACTICE OF VIOLATING THE RIGHTS OF INDIGENOUS PEOPLE. WE URGE COMPANIES TO END NEGATIVE STEREOTYPES OF NATIVE AMERICANS AND OTHER INDIGENOUS PEOPLES. FOR EXAMPLE, CAPITAL ACCUMULATION OBJECTS TO THE UNAUTHORIZED USE OF NAMES AND IMAGES THAT PORTRAY NATIVE AMERICANS IN A NEGATIVE LIGHT, AND SUPPORTS THE PROMOTION OF POSITIVE PORTRAYALS OF ALL INDIVIDUALS AND ETHNIC GROUPS.
THE ADVISOR WILL SEEK TO REVIEW COMPANIES' OVERSEAS OPERATIONS CONSISTENT WITH THE SOCIAL CRITERIA STATED ABOVE.
WHILE CAPITAL ACCUMULATION AND NEW VISION MAY INVEST IN COMPANIES THAT EXHIBIT POSITIVE SOCIAL CHARACTERISTICS, THEY MAKE NO EXPLICIT CLAIMS TO SEEK OUT COMPANIES WITH SUCH PRACTICES.

HIGH  SOCIAL  IMPACT  INVESTMENTS
CSIF BALANCED, BOND AND EQUITY, CALVERT WORLD VALUES INTERNATIONAL EQUITY, CAPITAL ACCUMULATION AND NEW VISION SMALL CAP
HIGH SOCIAL IMPACT INVESTMENTS IS A PROGRAM THAT TARGETS A PERCENTAGE OF THE FUND'S ASSETS (UP TO 1% FOR EACH OF CSIF BALANCED, CSIF EQUITY AND CSIF BOND AND NEW VISION AND UP TO 3% FOR EACH OF CWVF INTERNATIONAL EQUITY AND CAPITAL ACCUMULATION) TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THESE TYPES OF INVESTMENTS OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE, AND ARE CONSIDERED ILLIQUID, UNRATED AND BELOW-INVESTMENT GRADE. THEY ALSO INVOLVE A GREATER RISK OF DEFAULT OR PRICE DECLINE THAN INVESTMENT GRADE SECURITIES. HOWEVER, THEY HAVE A SIGNIFICANT SOCIAL RETURN BY MAKING A TREMENDOUS DIFFERENCE IN OUR LOCAL COMMUNITIES. HIGH SOCIAL IMPACT INVESTMENTS ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUNDS' BOARDS. THE PROGRAM IS ADMINISTERED BY THE CALVERT SOCIAL INVESTMENT FOUNDATION, WHICH MAY RECEIVE A FEE FROM THE FUNDS.

THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER TO PERMIT THEM TO INVEST THOSE ASSETS ALLOCATED FOR INVESTMENT IN HIGH SOCIAL IMPACT INVESTMENTS THROUGH THE PURCHASE OF COMMUNITY INVESTMENT NOTES FROM THE CALVERT SOCIAL INVESTMENT FOUNDATION. THE CALVERT SOCIAL INVESTMENT FOUNDATION IS A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. IT HAS INSTITUTED THE CALVERT COMMUNITY INVESTMENTS PROGRAM TO RAISE ASSETS FROM INDIVIDUAL AND INSTITUTIONAL INVESTORS AND THEN INVEST THESE ASSETS DIRECTLY IN NON-PROFIT OR NOT-FOR-PROFIT COMMUNITY DEVELOPMENT ORGANIZATIONS AND COMMUNITY DEVELOPMENT BANKS THAT FOCUS ON LOW INCOME HOUSING, ECONOMIC DEVELOPMENT AND BUSINESS DEVELOPMENT IN URBAN AND RURAL COMMUNITIES.

SPECIAL  EQUITIES
CSIF  BALANCED  AND  CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY
CSIF  BALANCED  AND  CWVF  INTERNATIONAL  EQUITY  EACH  HAVE  A SPECIAL EQUITIES
INVESTMENT PROGRAM THAT ALLOWS THE FUND TO PROMOTE ESPECIALLY PROMISING APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL, UNTRIED ENTERPRISES. THE SPECIAL EQUITIES COMMITTEE OF EACH FUND IDENTIFIES, EVALUATES, AND SELECTS THE SPECIAL EQUITIES INVESTMENTS. SPECIAL EQUITIES INVOLVE A HIGH DEGREE OF RISK-- THEY ARE SUBJECT TO LIQUIDITY, INFORMATION, AND IF A DEBT INVESTMENT, CREDIT RISK. SPECIAL EQUITIES ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUNDS' BOARDS.

ABOUT  CALVERT  GROUP
CALVERT ASSET MANAGEMENT COMPANY, INC.(4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO") IS THE FUNDS' INVESTMENT ADVISOR. CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CALVERT IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CALVERT HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

CAMCO USES A TEAM APPROACH TO ITS MANAGEMENT OF CSIF BOND (SINCE FEBRUARY 1997) AND THE FIXED-INCOME ASSETS OF CSIF BALANCED (JUNE 1995). RENO J. MARTINI, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, HEADS THIS TEAM AND OVERSEES THE INVESTMENT STRATEGY AND MANAGEMENT OF ALL CALVERT FUNDS FOR CAMCO WHILE GREGORY HABEEB MANAGES THE DAY-TO-DAY INVESTMENTS OF CAMCO'S TAXABLE FIXED-INCOME PORTFOLIOS. MR. HABEEB HAS OVER 19 YEARS OF EXPERIENCE AS AN ANALYST, TRADER, AND PORTFOLIO MANAGER.

SUBADVISORS  AND  PORTFOLIO  MANAGERS
BROWN CAPITAL MANAGEMENT, INC., 1201 NORTH CALVERT STREET, BALTIMORE, MARYLAND 21202 HAS MANAGED PART OF THE EQUITY INVESTMENTS OF CSIF BALANCED SINCE 1996, AND CAPITAL ACCUMULATION SINCE 1994. IN 1997, BROWN CAPITAL BECAME THE SOLE SUBADVISOR FOR CAPITAL ACCUMULATION. IT USES A BOTTOM-UP APPROACH THAT INCORPORATES GROWTH-ADJUSTED PRICE EARNINGS, CONCENTRATING ON MID-/LARGE-CAP GROWTH STOCKS.

EDDIE C. BROWN, FOUNDER AND PRESIDENT OF BROWN CAPITAL MANAGEMENT, INC., HEADS THE PORTFOLIO MANAGEMENT TEAM FOR CAPITAL ACCUMULATION AND BROWN CAPITAL'S PORTION OF CSIF BALANCED. HE BRINGS OVER 24 YEARS OF MANAGEMENT EXPERIENCE TO THE FUNDS, AND HAS HELD POSITIONS WITH T. ROWE PRICE ASSOCIATES AND IRWING MANAGEMENT COMPANY. MR. BROWN IS A FREQUENT PANELIST ON "WALL STREET WEEK WITH LOUIS RUKEYSER" AND IS A MEMBER OF THE WALL STREET WEEK HALL OF FAME.

NCM CAPITAL MANAGEMENT GROUP, INC., 103 WEST MAIN STREET, DURHAM, NC 27701, HAS MANAGED PART OF THE EQUITY INVESTMENTS OF CSIF BALANCED SINCE 1995. NCM IS ONE OF THE LARGEST MINORITY-OWNED INVESTMENT MANAGEMENT FIRMS IN THE COUNTRY AND PROVIDES PRODUCTS IN EQUITY FIXED INCOME AND BALANCED PORTFOLIO MANAGEMENT. IT IS ALSO ONE OF THE INDUSTRY LEADERS IN THE EMPLOYMENT AND TRAINING OF MINORITY AND WOMEN INVESTMENT PROFESSIONALS.

NCM'S PORTFOLIO MANAGEMENT TEAM CONSISTS OF SEVERAL MEMBERS, HEADED BY MACEO K. SLOAN. MR. SLOAN HAS MORE THAN 12 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A FREQUENT PANELIST ON WALL STREET WEEK WITH LOUIS RUKEYSER.

STATE STREET GLOBAL ADVISORS (SSGA); 225 FRANKLIN ST., BOSTON, MA 02110, WAS ESTABLISHED IN 1978 AS AN INVESTMENT MANAGEMENT DIVISION OF THE STATE STREET BANK AND TRUST COMPANY. SSGA IS A PIONEER IN THE DEVELOPMENT OF DOMESTIC AND INTERNATIONAL INDEX FUNDS, AND HAS MANAGED CSIF MANAGED INDEX SINCE ITS INCEPTION.

SSGA'S PORTFOLIO MANAGEMENT TEAM CONSISTS OF SEVERAL MEMBERS, HEADED BY ARLENE ROCKEFELLER. SHE JOINED SSGA IN 1982, WITH 10 YEARS EXPERIENCE IN INVESTMENT COMPUTER SYSTEMS. MS. ROCKEFELLER IS CURRENTLY DIRECTOR OF SSGA'S GLOBAL EQUITY GROUP. SHE MANAGES A VARIETY OF SSGA'S EQUITY AND TAX-FREE FUNDS.

ATLANTA CAPITAL MANAGEMENT COMPANY, L.L.C.; TWO MIDTOWN PLAZA, SUITE 1600, 1349 WEST PEACHTREE STREET, ATLANTA, GA 30309 HAS MANAGED CSIF EQUITY SINCE SEPTEMBER 1998.

DANIEL W. BOONE, III, C.F.A. HEADS THE ATLANTA PORTFOLIO MANAGEMENT TEAM FOR CSIF EQUITY. HE IS A SENIOR PARTNER AND SENIOR INVESTMENT PROFESSIONAL FOR ATLANTA CAPITAL. HE HAS BEEN WITH THE FIRM SINCE 1976. HE SPECIALIZES IN EQUITY PORTFOLIO MANAGEMENT AND RESEARCH. BEFORE JOINING THE FIRM, HE HELD POSITIONS WITH THE INTERNATIONAL FIRM OF LAZARD, FRERES IN NEW YORK, AND WELLINGTON MANAGEMENT COMPANY. MR. BOONE HAS EARNED A MBA FROM THE WHARTON SCHOOL OF UNIVERSITY OF PENNSYLVANIA, WHERE HE GRADUATED WITH DISTINCTION, AND A B.A. FROM DAVIDSON COLLEGE.

MURRAY JOHNSTONE INTERNATIONAL, LTD.; 875 NORTH MICHIGAN AVE., SUITE 3415, CHICAGO, IL 60611. THE FIRM HAS MANAGED CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND SINCE ITS INCEPTION.

ANDREW PRESTON HEADS THE PORTFOLIO MANAGEMENT TEAM FOR INTERNATIONAL EQUITY. HE JOINED MURRAY JOHNSTONE INTERNATIONAL IN 1985, AND HAS HELD POSITIONS AS INVESTMENT ANALYST IN THE UNITED KINGDOM AND U.S. DEPARTMENT, AND FUND MANAGER IN THE JAPANESE DEPARTMENT. HE WAS APPOINTED DIRECTOR OF THE COMPANY IN 1993. PRIOR TO JOINING MURRAY JOHNSTONE, HE WAS A MEMBER OF THE AUSTRALIAN FOREIGN SERVICE AND ATTENDED UNIVERSITY IN AUSTRALIA AND JAPAN.

AWAD ASSET MANAGEMENT, INC. (AWAD); 250 PARK AVENUE, NEW YORK, NY 10177, A SUBSIDIARY OF RAYMOND JAMES & ASSOCIATES, HAS MANAGED THE NEW VISION SMALL CAP FUND SINCE 1997. THE FIRM SPECIALIZES IN THE MANAGEMENT OF SMALL-CAPITALIZATION GROWTH STOCKS. THEY EMPHASIZE A GROWTH-AT-A-REASONABLE-PRICE INVESTMENT PHILOSOPHY.

JAMES AWAD, PRESIDENT OF AWAD, FOUNDED THE FIRM IN 1992. HE HEADS THE PORTFOLIO MANAGEMENT TEAM FOR NEW VISION SMALL CAP. MR. AWAD HAS MORE THAN 30 YEARS EXPERIENCE IN THE INVESTMENT BUSINESS, HOLDING POSITIONS WITH FIRMS SUCH AS NEUBERGER & BERMAN AND FIRST INVESTORS CORPORATION.

EACH  OF  THE  FUNDS  HAS  OBTAINED  AN  EXEMPTIVE ORDER FROM THE SECURITIES AND
EXCHANGE COMMISSION TO PERMIT THE FUND, PURSUANT TO APPROVAL BY THE BOARD OF TRUSTEES/DIRECTORS, TO ENTER INTO AND MATERIALLY AMEND CONTRACTS WITH THE FUND'S SUBADVISOR WITHOUT SHAREHOLDER APPROVAL. SEE "INVESTMENT ADVISOR AND SUBADVISOR" IN THE SAI FOR FURTHER DETAILS.

ADVISORY  FEES
THE FOLLOWING TABLE SHOWS THE AGGREGATE ANNUAL ADVISORY FEE PAID TO CAMCO BY EACH FUND FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF THAT FUND'S AVERAGE DAILY NET ASSETS.

FUND                          ADVISORY  FEE
CSIF  BALANCED                0.51%
CSIF  MANAGED  INDEX          0.50%1
CSIF  EQUITY                  0.51%
CSIF  BOND                    0.43%
CSIF  MONEY  MARKET           0.38%
CWVF  INTERNATIONAL  EQUITY   0.85%
CAPITAL  ACCUMULATION         0.70%
NEW  VISION  SMALL  CAP       0.82%

1     CSIF  MANAGED  INDEX HAS A RECAPTURE PROVISION UNDER WHICH CAMCO MAY ELECT
TO RECAPTURE FROM THE FUND IN A LATER YEAR ANY FEES CAMCO WAIVES OR EXPENSES IT ASSUMES, SUBJECT TO CERTAIN LIMITATIONS.

A  WORD  ABOUT  THE  YEAR  2000  (Y2K)  AND  OUR  COMPUTER  SYSTEMS
LIKE WITH OTHER MUTUAL FUNDS, CAMCO AND ITS SERVICE PROVIDERS USE COMPUTER SYSTEMS FOR ALL ASPECTS OF OUR BUSINESS-PROCESSING SHAREHOLDER AND FUND TRANSACTIONS, FUND ACCOUNTING, EXECUTING TRADES, AND PRICING SECURITIES JUST TO NAME A FEW. THE CONCERN HAS BEEN THAT MANY SOFTWARE PROGRAMS CANNOT DISTINGUISH BETWEEN THE YEAR 2000 AND THE YEAR 1900. THIS COULD CAUSE PROBLEMS WITH RETIREMENT PLAN DISTRIBUTIONS, DIVIDEND PAYMENT SOFTWARE, TRANSACTION SOFTWARE, AND NUMEROUS OTHER AREAS THAT IMPACT THE FUND. LEADING UP TO THIS YEAR, CALVERT GROUP HAS BEEN REVIEWING ALL OF ITS COMPUTER SYSTEMS FOR Y2K COMPLIANCE. ALTHOUGH, THUS FAR, THERE HAVE BEEN NO PROBLEMS CAUSED BY Y2K THAT COULD IMPACT THE FUND, THERE CAN BE NO ASSURANCE THAT THERE WILL BE NO FUTURE IMPACT. THE ADVISOR, THE UNDERWRITER, TRANSFER AGENT AND CUSTODIAN HAVE ADVISED THE FUND THAT THEY WILL CONTINUE TO ACTIVELY WORK ON ANY NECESSARY CHANGES TO THEIR COMPUTER SYSTEMS TO ADDRESS ANY ISSUES THAT MAY ARISE THROUGHOUT THE YEAR AND EXPECT THAT THEIR SYSTEMS, AND THOSE OF THEIR OUTSIDE SERVICE PROVIDERS, WILL BE ADAPTED ACCORDINGLY. FOR MORE INFORMATION, PLEASE VISIT OUR WEBSITE AT WWW.CALVERT.COM.

HOW  TO  BUY  SHARES

GETTING  STARTED  -  BEFORE  YOU  OPEN  AN  ACCOUNT
YOU  HAVE  A  FEW DECISIONS TO MAKE BEFORE YOU OPEN AN ACCOUNT IN A MUTUAL FUND.

     FIRST,  DECIDE  WHICH  FUND  OR FUNDS BEST SUITS YOUR NEEDS AND YOUR GOALS.

     SECOND, DECIDE WHAT KIND OF ACCOUNT YOU WANT TO OPEN. CALVERT OFFERS INDIVIDUAL, JOINT, TRUST, UNIFORM GIFTS/TRANSFERS TO MINOR ACCOUNTS, TRADITIONAL, EDUCATION AND ROTH IRAS, QUALIFIED PROFIT-SHARING AND MONEY PURCHASE PLANS, SIMPLE IRAS, SEP-IRAS, 403(B)(7) ACCOUNTS, AND SEVERAL OTHER TYPES OF ACCOUNTS. MINIMUM INVESTMENTS ARE LOWER FOR THE RETIREMENT PLANS.

     THEN DECIDE WHICH CLASS OF SHARES IS BEST FOR YOU. YOU SHOULD MAKE THIS DECISION CAREFULLY, BASED ON:

-     THE  AMOUNT  YOU  WISH  TO  INVEST;
-     THE  LENGTH  OF  TIME  YOU  PLAN  TO  KEEP  THE  INVESTMENT;  AND
-     THE  CLASS  EXPENSES.

CHOOSING  A  SHARE  CLASS
CSIF MONEY MARKET OFFERS ONLY ONE CLASS OF SHARES (CLASS O), WHICH IS SOLD WITHOUT A SALES CHARGE. THE OTHER FUNDS IN THIS PROSPECTUS OFFER THREE DIFFERENT CLASSES (CLASS A, B, OR C). THIS CHART SHOWS THE DIFFERENCE IN THE CLASSES AND THE GENERAL TYPES OF INVESTORS WHO MAY BE INTERESTED IN EACH CLASS:

CLASS  A:  FRONT-END  SALES  CHARGE
F OR ALL INVESTORS, PARTICULARLY THOSE INVESTING A SUBSTANTIAL AMOUNT WHO PLAN TO HOLD THE SHARES FOR A LONG PERIOD OF TIME.
SALES CHARGE ON EACH PURCHASE OF 4.75% OR LESS (3.75% OR LESS FOR CSIF BOND), DEPENDING ON THE AMOUNT YOU INVEST.

CLASS B: DEFERRED SALES CHARGE FOR 6 YEARS (4 YEARS FOR CSIF BOND) FOR INVESTORS WHO PLAN TO HOLD THE SHARES AT LEAST 6 YEARS (4 FOR CSIF BOND). THE EXPENSES OF THIS CLASS ARE HIGHER THAN CLASS A, BECAUSE OF THE 12B-1 FEE. NO SALES CHARGE ON EACH PURCHASE, BUT IF YOU SELL YOUR SHARES WITHIN 6 YEARS,
YOU WILL PAY A DEFERRED SALES CHARGE OF 5% OR LESS ON SHARES YOU SELL (4% OR LESS ON SHARES OF CSIF BOND YOU SELL WITHIN 4 YEARS OF PURCHASE).

CLASS  C:  DEFERRED  SALES  CHARGE  FOR  1  YEAR
FOR INVESTORS WHO ARE INVESTING FOR AT LEAST ONE YEAR, BUT LESS THAN SIX YEARS. THE EXPENSES OF THIS CLASS ARE HIGHER THAN CLASS A, BECAUSE OF THE 12B-1 FEE. NO SALES CHARGE ON EACH PURCHASE, BUT IF YOU SELL SHARES WITHIN 1 YEAR, THEN YOU WILL PAY A DEFERRED SALES
CHARGE  OF  1%  AT  THAT  TIME.

CLASS  A:  FRONT-END  SALES  CHARGE
CLASS  A  SHARES  HAVE  ANNUAL  12B-1  FEE  OF  UP  TO  0.35%.
CLASS A SHARES HAVE LOWER ANNUAL EXPENSES DUE TO A LOWER 12B-1 FEE. PURCHASES OF CLASS A SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE WILL BE SUBJECT TO A 1.0% DEFERRED SALES CHARGE FOR 1 YEAR.
CLASS  B:  DEFERRED  SALES  CHARGE  FOR  6  YEARS  (4  YEARS  FOR  CSIF  BOND)
CLASS  B  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  1.00%.
YOUR SHARES WILL AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER 8 YEARS (6 YEARS FOR CSIF BOND), REDUCING YOUR FUTURE ANNUAL EXPENSES.
IF YOU ARE INVESTING MORE THAN $250,000, YOU SHOULD CONSIDER INVESTING IN CLASS A OR C.
CLASS  C:  DEFERRED  SALES  CHARGE  FOR  1  YEAR
CLASS  C  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  1.00%.
CLASS C SHARES HAVE HIGHER ANNUAL EXPENSES THAN CLASS A AND THERE IS NO AUTOMATIC CONVERSION TO CLASS A.
IF  YOU  ARE  INVESTING  MORE  THAN  $1,000,000,  YOU  SHOULD INVEST IN CLASS A.

CLASS  A
IF YOU CHOOSE CLASS A, YOU WILL PAY A SALES CHARGE AT THE TIME OF EACH PURCHASE. THIS TABLE SHOWS THE CHARGES BOTH AS A PERCENTAGE OF OFFERING PRICE AND AS A PERCENTAGE OF THE AMOUNT YOU INVEST. THE TERM "OFFERING PRICE" INCLUDES THE FRONT-END SALES CHARGE. IF YOU INVEST MORE, THE SALES CHARGE WILL BE LOWER. FOR EXAMPLE, IF YOU INVEST MORE THAN $50,000, OR IF YOUR CUMULATIVE PURCHASES OR THE VALUE IN YOUR ACCOUNT IS MORE THAN $50,000,4 THEN THE SALES CHARGE IS REDUCED TO 3.75%.



[INSERT  HEADINGS]


YOUR  INVESTMENT  IN     SALES  CHARGE %    % OF AMT.  SALES CHARGE %   % OF AMT
CLASS  A  SHARES      OF  OFFERING  PRICE  INVESTED  OF OFFERING PRICE  INVESTED

LESS  THAN                 $50,000      4.75%     4.99%     3.75%     3.90%
$50,000  BUT  LESS  THAN   $100,000     3.75%     3.90%     3.00%     3.09%
$100,000  BUT  LESS  THAN  $250,000     2.75%     2.83%     2.25%     2.30%
$250,000  BUT  LESS  THAN  $500,000     1.75%     1.78%     1.75%     1.78%
$500,000  BUT  LESS  THAN  $1,000,000   1.00%     1.01%     1.00%     1.01%
$1,000,000  AND  OVER                   NONE5     NONE5     NONE5     NONE5

4 THIS IS CALLED "RIGHTS OF ACCUMULATION." THE SALES CHARGE IS CALCULATED BY TAKING INTO ACCOUNT NOT ONLY THE DOLLAR AMOUNT OF THE NEW PURCHASE OF SHARES, BUT ALSO THE HIGHER OF COST OR CURRENT VALUE OF SHARES YOU HAVE PREVIOUSLY PURCHASED IN CALVERT GROUP FUNDS THAT IMPOSE SALES CHARGES. THIS AUTOMATICALLY APPLIES TO YOUR ACCOUNT FOR EACH NEW PURCHASE OF CLASS A SHARES.

5     PURCHASES  OF  CLASS  A SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE
ARE SUBJECT TO A ONE YEAR CDSC OF 1.00%. SEE THE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES."

THE CLASS A FRONT-END SALES CHARGE MAY BE WAIVED FOR CERTAIN PURCHASES OR INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN GROUP RETIREMENT PLANS OR OTHER QUALIFIED GROUPS AND CLIENTS OF REGISTERED INVESTMENT ADVISERS. FOR DETAILS ON THESE AND OTHER PURCHASES THAT MAY QUALIFY FOR A REDUCED SALES CHARGE, SEE EXHIBIT A.

CLASS  B
IF YOU CHOOSE CLASS B, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST 6 YEARS (OR 4 YEARS FOR CSIF BOND), YOU WILL HAVE TO PAY A "CONTINGENT DEFERRED" SALES CHARGE ("CDSC"). THIS MEANS THAT YOU DO NOT HAVE TO PAY THE SALES CHARGE UNLESS YOU SELL YOUR SHARES WITHIN THE FIRST 6 YEARS AFTER PURCHASE (OR 4 YEARS FOR CSIF BOND). KEEP IN MIND THAT THE LONGER YOU HOLD THE SHARES, THE LESS YOU WILL HAVE TO PAY IN DEFERRED SALES CHARGES.


[INSERT  HEADINGS]



TIME  SINCE  PURCHASE     CDSC  %     CDSC  %
1ST  YEAR                  5%           4%
2ND  YEAR                  4%           3%
3RD  YEAR                  4%           2%
4TH  YEAR                  3%           1%
5TH  YEAR                  2%           NONE
6TH  YEAR                  1%           NONE
AFTER  6  YEARS            NONE         NONE


CALCULATION  OF  CONTINGENT  DEFERRED  SALES  CHARGE
AND  WAIVER  OF  SALES  CHARGES
THE CDSC WILL NOT BE CHARGED ON SHARES YOU RECEIVED AS DIVIDENDS OR FROM CAPITAL GAINS DISTRIBUTIONS OR ON ANY CAPITAL APPRECIATION (GAIN IN THE VALUE) OF SHARES THAT ARE SOLD.

SHARES  THAT  ARE  NOT  SUBJECT  TO THE CDSC WILL BE REDEEMED FIRST, FOLLOWED BY
SHARES YOU HAVE HELD THE LONGEST. THE CDSC IS CALCULATED BY DETERMINING THE SHARE VALUE AT BOTH THE TIME OF PURCHASE AND REDEMPTION AND THEN MULTIPLYING WHICHEVER VALUE IS LESS BY THE PERCENTAGE THAT APPLIES AS SHOWN ABOVE. FOR EXAMPLE, IF YOU INVESTED $5,000 IN CSIF EQUITY CLASS B SHARES THREE YEARS AGO, AND IT IS NOW WORTH $5,750, THE CDSC WILL BE CALCULATED BY TAKING THE LESSER OF THE TWO VALUES ($5,000), AND MULTIPLYING IT BY 4%, FOR A CDSC OF $200. IF YOU CHOOSE TO SELL ONLY PART OF YOUR SHARES, THE CAPITAL APPRECIATION FOR THOSE SHARES ONLY IS INCLUDED IN THE CALCULATION, RATHER THAN THE CAPITAL APPRECIATION FOR THE ENTIRE ACCOUNT.

THE  CDSC  ON  CLASS  B  SHARES  WILL  BE WAIVED IN THE FOLLOWING CIRCUMSTANCES:

- REDEMPTION UPON THE DEATH OR DISABILITY OF THE SHAREHOLDER, PLAN PARTICIPANT, OR BENEFICIARY.6
- MINIMUM REQUIRED DISTRIBUTIONS FROM RETIREMENT PLAN ACCOUNTS FOR SHAREHOLDERS 701/2 AND OLDER.7
- THE RETURN OF AN EXCESS CONTRIBUTION OR DEFERRAL AMOUNTS, PURSUANT TO SECTIONS 408(D)(4) OR (5), 401(K)(8), 402(G)(2), OR 401(M)(6) OF THE INTERNAL
REVENUE  CODE.
- INVOLUNTARY REDEMPTIONS OF ACCOUNTS UNDER PROCEDURES SET FORTH BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS.
- A SINGLE ANNUAL WITHDRAWAL UNDER A SYSTEMATIC WITHDRAWAL PLAN OF UP TO 10% PER YEAR OF THE SHAREHOLDER'S ACCOUNT BALANCE.8

CLASS  C
IF YOU CHOOSE CLASS C, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST YEAR, YOU WILL HAVE TO PAY A 1% CDSC. CLASS C MAY BE A GOOD CHOICE FOR YOU IF YOU PLAN TO BUY SHARES AND HOLD THEM FOR AT LEAST 1 YEAR, BUT NOT MORE THAN FIVE OR SIX YEARS.

DISTRIBUTION  AND  SERVICE  FEES
EACH FUND HAS ADOPTED A PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940 THAT ALLOWS THE FUND TO PAY DISTRIBUTION FEES FOR THE SALE AND DISTRIBUTION OF ITS SHARES. THE DISTRIBUTION PLAN ALSO PAYS SERVICE FEES TO PERSONS (SUCH AS YOUR FINANCIAL PROFESSIONAL) FOR SERVICES PROVIDED TO SHAREHOLDERS. BECAUSE THESE FEES ARE PAID OUT OF A FUND'S ASSETS ON AN ONGOING BASIS, OVER TIME, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. PLEASE SEE EXHIBIT B FOR MORE SERVICE FEE INFORMATION.

6 "DISABILITY" MEANS A TOTAL DISABILITY AS EVIDENCED BY A DETERMINATION BY THE FEDERAL SOCIAL SECURITY ADMINISTRATION.
7 THE MAXIMUM AMOUNT SUBJECT TO THIS WAIVER IS BASED ONLY UPON THE SHAREHOLDER'S CALVERT GROUP RETIREMENT ACCOUNTS.
8 THIS SYSTEMATIC WITHDRAW PLAN REQUIRES A MINIMUM ACCOUNT BALANCE OF $50,000 TO BE ESTABLISHED.

THE TABLE BELOW SHOWS THE MAXIMUM ANNUAL PERCENTAGE PAYABLE UNDER THE DISTRIBUTION PLAN, AND THE AMOUNT ACTUALLY PAID BY EACH FUND FOR THE MOST RECENT FISCAL YEAR. THE FEES ARE BASED ON AVERAGE DAILY NET ASSETS BY PARTICULAR CLASS.

     MAXIMUM  PAYABLE  UNDER  PLAN/AMOUNT  ACTUALLY  PAID

CSIF  MONEY  MARKET     0.25%/0.00%

                                   CLASS  A        CLASS  B       CLASS  C
CSIF  BALANCED                   0.35%/0.24%     1.00%/1.00%     1.00%/1.00%
CSIF  BOND                       0.35%/0.20%     1.00%/1.00%     1.00%/1.00%
CSIF  EQUITY                     0.35%/0.23%     1.00%/1.00%     1.00%/1.00%
CSIF  MANAGED  INDEX             0.25%/0.25%     1.00%/1.00%     1.00%/1.00%
CWVF  INTERNATIONAL  EQUITY      0.35%/0.25%     1.00%/1.00%     1.00%/1.00%
CAPITAL  ACCUMULATION            0.35%/0.35%     1.00%/1.00%     1.00%/1.00%
NEW  VISION  SMALL  CAP          0.25%/0.25%     1.00%/1.00%     1.00%/1.00%

NEXT  STEP  -  ACCOUNT  APPLICATION
COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. WHEN MULTIPLE CLASSES OF SHARES ARE OFFERED, PLEASE SPECIFY WHICH CLASS YOU WISH TO PURCHASE. FOR MORE INFORMATION, CONTACT YOUR FINANCIAL PROFESSIONAL OR OUR SHAREHOLDER SERVICES DEPARTMENT AT 800-368-2748.

MINIMUM  TO  OPEN  AN  ACCOUNT          MINIMUM  ADDITIONAL  INVESTMENTS-
                                                               $250
CSIF  MONEY  MARKET            $1,000
CSIF  BALANCED                 $1,000
CSIF  BOND                     $1,000
CSIF  EQUITY                   $1,000

CSIF  MANAGED  INDEX            $5,000

CWVF  INTERNATIONAL  EQUITY     $2,000
CAPITAL  ACCUMULATION           $2,000
NEW  VISION  SMALL  CAP         $2,000

PLEASE  MAKE  YOUR  CHECK  PAYABLE
TO  THE  FUND  AND  MAIL  IT  TO:
NEW  ACCOUNTS               SUBSEQUENT  INVESTMENTS
(INCLUDE  APPLICATION):          (INCLUDE  INVESTMENT  SLIP):
CALVERT  GROUP               CALVERT  GROUP
P.O.  BOX  219544               P.O.  BOX  219739
KANSAS  CITY,  MO  64121-9544     KANSAS  CITY,  MO  64121-9739

BY  REGISTERED,     CALVERT  GROUP
CERTIFIED,  OR     C/O  NFDS
OVERNIGHT  MAIL     330  WEST  9TH  STREET
          KANSAS  CITY,  MO  64105-1807

AT THE CALVERT OFFICE     VISIT THE CALVERT OFFICE TO MAKE INVESTMENTS BY CHECK.
          SEE  THE  BACK  COVER  PAGE  FOR  THE  ADDRESS.

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON EACH FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF A FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. IF A FUND HAS MORE THAN ONE CLASS OF SHARES, THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS, EXCEPT THAT SECURITIES MATURING WITHIN 60 DAYS ARE VALUED AT AMORTIZED COST. CSIF MONEY MARKET IS VALUED ACCORDING TO THE "AMORTIZED COST" METHOD, WHICH IS INTENDED TO STABILIZE THE NAV AT $1 PER SHARE. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES/DIRECTORS BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). EACH FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN.

SOME FUNDS HOLD SECURITIES THAT ARE PRIMARILY LISTED ON FOREIGN EXCHANGES THAT TRADE ON DAYS WHEN THE NYSE IS CLOSED. THESE FUNDS DO NOT PRICE SHARES ON DAYS WHEN THE NYSE IS CLOSED, EVEN IF FOREIGN MARKETS MAY BE OPEN. AS A RESULT, THE VALUE OF THE FUND'S SHARES MAY CHANGE ON DAYS WHEN YOU WILL NOT BE ABLE TO BUY OR SELL YOUR SHARES.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND IN GOOD ORDER. ALL OF YOUR PURCHASES MUST BE MADE IN US DOLLARS.

NO CASH OR THIRD PARTY CHECKS WILL BE ACCEPTED. NO CREDIT CARD OR CREDIT LOAN CHECKS WILL BE ACCEPTED. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. AS A CONVENIENCE, CHECK PURCHASES RECEIVED AT CALVERT'S OFFICE IN BETHESDA, MARYLAND WILL BE SENT BY OVERNIGHT DELIVERY TO THE TRANSFER AGENT AND WILL BE CREDITED THE NEXT BUSINESS DAY UPON RECEIPT. ANY CHECK PURCHASE RECEIVED WITHOUT AN INVESTMENT SLIP MAY CAUSE DELAYED CREDITING. ANY PURCHASE LESS THAN THE $250 MINIMUM FOR SUBSEQUENT INVESTMENTS WILL BE CHARGED A SERVICE FEE OF $3. IF YOUR CHECK DOES NOT CLEAR YOUR BANK, YOUR PURCHASE WILL BE CANCELED AND YOU WILL BE CHARGED A $25 FEE PLUS ANY COSTS INCURRED. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST
1/1000TH  OF  A  SHARE).

CSIF  MONEY  MARKET
YOUR PURCHASE WILL BE CREDITED AT THE NET ASSET VALUE CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED. IF THE TRANSFER AGENT RECEIVES YOUR WIRE PURCHASE BY 5 P.M. ET, YOUR ACCOUNT WILL BEGIN EARNING DIVIDENDS ON THE NEXT BUSINESS DAY. EXCHANGES BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY AFTER THE EXCHANGE REQUEST IS RECEIVED BY MAIL OR TELEPHONE. PURCHASES RECEIVED BY CHECK WILL BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY AFTER THEY ARE CREDITED TO THE ACCOUNT.

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR  24  HOUR  PERFORMANCE  AND  ACCOUNT  INFORMATION  CALL  800-368-2745
OR  VISIT  WWW.CALVERT.COM
YOU CAN OBTAIN CURRENT PERFORMANCE AND PRICING INFORMATION, VERIFY ACCOUNT BALANCES, AND AUTHORIZE CERTAIN TRANSACTIONS WITH THE CONVENIENCE OF ONE PHONE CALL, 24 HOURS A DAY.

ACCOUNT  SERVICES
BY SIGNING UP FOR SERVICES WHEN YOU OPEN YOUR ACCOUNT, YOU AVOID HAVING TO OBTAIN A SIGNATURE GUARANTEE. IF YOU WISH TO ADD SERVICES AT A LATER DATE, A
SIGNATURE GUARANTEE TO VERIFY YOUR SIGNATURE MAY BE OBTAINED FROM ANY BANK, TRUST COMPANY AND SAVINGS AND LOAN ASSOCIATION, CREDIT UNION, BROKER-DEALER FIRM OR MEMBER OF A DOMESTIC STOCK EXCHANGE. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

CALVERT  MONEY  CONTROLLER
CALVERT MONEY CONTROLLER ALLOWS YOU TO PURCHASE OR SELL SHARES BY ELECTRONIC FUNDS TRANSFER WITHOUT THE TIME DELAY OF MAILING A CHECK OR THE ADDED EXPENSE OF A WIRE. USE THIS SERVICE TO TRANSFER UP TO $300,000 ELECTRONICALLY. ALLOW ONE OR TWO BUSINESS DAYS AFTER YOU PLACE YOUR REQUEST FOR THE TRANSFER TO TAKE PLACE. MONEY TRANSFERRED TO PURCHASE NEW SHARES WILL BE SUBJECT TO A HOLD OF UP TO 10

BUSINESS DAYS BEFORE REDEMPTION REQUESTS ARE HONORED. TRANSACTION REQUESTS MUST BE RECEIVED BY 4 P.M. ET. YOU MAY REQUEST THIS SERVICE ON YOUR INITIAL ACCOUNT APPLICATION. CALVERT MONEY CONTROLLER TRANSACTIONS RETURNED FOR INSUFFICIENT FUNDS WILL INCUR A $25 CHARGE.

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, OR EXCHANGE SHARES, WIRE FUNDS AND USE CALVERT MONEY CONTROLLER BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE. FOR OUR MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIRMATION STATEMENT IS SENT FOR MOST TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR BROKER OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE. THE EXCHANGE PRIVILEGE OFFERS FLEXIBILITY BY ALLOWING YOU TO EXCHANGE SHARES ON WHICH YOU HAVE ALREADY PAID A SALES CHARGE FROM ONE MUTUAL FUND TO ANOTHER AT NO ADDITIONAL CHARGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

YOU MAY EXCHANGE SHARES ACQUIRED BY REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS INTO ANOTHER CALVERT FUND AT NO ADDITIONAL CHARGE.

SHARES  MAY  ONLY  BE  EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT
FUND.

NO CDSC IS IMPOSED ON EXCHANGES OF SHARES SUBJECT TO A CDSC AT THE TIME OF THE EXCHANGE. THE APPLICABLE CDSC IS IMPOSED AT THE TIME THE SHARES ACQUIRED BY THE EXCHANGE ARE REDEEMED.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

EACH FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

EACH FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
EACH FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT OR A STOP PAYMENT ON A DRAFT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES; FOR EXAMPLE, THE FEE FOR STOP PAYMENTS IS $25. CSIF
MONEY MARKET WILL CHARGE A SERVICE FEE OF $25 FOR DRAFTS RETURNED FOR INSUFFICIENT OR UNCOLLECTED FUNDS.

IF YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY A BROKER/DEALER OR FINANCIAL INSTITUTION, YOU SHOULD READ THE PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN FEATURES MAY BE MODIFIED IN THESE PROGRAMS. INVESTORS MAY BE CHARGED A FEE IF THEY EFFECT TRANSACTIONS IN FUND SHARES THROUGH A BROKER OR AGENT.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR FUND ACCOUNTS OF AT LEAST $1,000 PER CLASS ($5,000 FOR THE CSIF MANAGED INDEX). IF THE BALANCE IN YOUR ACCOUNT FALLS BELOW THE MINIMUM DURING A MONTH, A FEE MAY BE CHARGED TO YOUR ACCOUNT (CSIF MONEY MARKET, $3/MONTH; CSIF MANAGED INDEX, $1/MONTH).
IF  THE  BALANCE  IN  YOUR  ACCOUNT  FALLS BELOW THE MINIMUM DURING A MONTH, THE

ACCOUNT MAY BE CLOSED AND THE PROCEEDS MAILED TO THE ADDRESS OF RECORD. YOU WILL RECEIVE NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM, AND WILL BE CLOSED IF THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM WITHIN 30 DAYS.

DIVIDENDS,  CAPITAL  GAINS,  AND  TAXES
EACH FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME AS SHOWN BELOW. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUNDS DO NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.

CSIF  MONEY  MARKET             ACCRUED  DAILY,  PAID  MONTHLY
CSIF  BOND                      PAID  MONTHLY
CSIF  BALANCED                  PAID  QUARTERLY
CSIF  EQUITY                    PAID  ANNUALLY
CSIF  MANAGED  INDEX            PAID  ANNUALLY
CWVF  INTERNATIONAL  EQUITY     PAID  ANNUALLY
CAPITAL  ACCUMULATION           PAID  ANNUALLY
NEW  VISION  SMALL  CAP         PAID  ANNUALLY

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH (BY CHECK OR BY CALVERT MONEY CONTROLLER). DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUNDS IN WRITING TO CHANGE YOUR PAYMENT OPTIONS. IF YOU ELECT TO HAVE DIVIDENDS AND/OR DISTRIBUTIONS PAID IN CASH, AND THE US POSTAL SERVICE RETURNS THE CHECK AS UNDELIVERABLE, IT, AS WELL AS FUTURE DIVIDENDS AND DISTRIBUTIONS, WILL BE REINVESTED IN ADDITIONAL SHARES. NO DIVIDENDS WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

BUYING  A  DIVIDEND  (NOT  APPLICABLE  TO  MONEY  MARKET  FUNDS)
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
IN JANUARY, EACH FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS
LONG-TERM  CAPITAL  GAINS,  REGARDLESS  OF  HOW  LONG  YOU  HAVE  OWNED  SHARES.

FOR  NON-MONEY  MARKET  FUNDS
YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THESE FUNDS WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE.
IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED (CLOSED) AT THE CURRENT NAV ON THE DATE OF REDEMPTION. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES
YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY YOUR FUND IS OPEN FOR BUSINESS, PROVIDED THE AMOUNT REQUESTED IS NOT ON HOLD. WHEN YOU PURCHASE BY CHECK OR WITH CALVERT MONEY CONTROLLER (ELECTRONIC FUNDS TRANSFER), THE PURCHASE WILL BE ON HOLD FOR UP TO 10 BUSINESS DAYS FROM THE DATE OF RECEIPT. DURING THE HOLD PERIOD, REDEMPTIONS PROCEEDS WILL NOT BE SENT UNTIL THE TRANSFER

AGENT IS REASONABLY SATISFIED THAT THE PURCHASE PAYMENT HAS BEEN COLLECTED. DRAFTS WRITTEN ON CSIF MONEY MARKET DURING THE HOLD PERIOD WILL BE RETURNED FOR UNCOLLECTED FUNDS. YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED (LESS ANY APPLICABLE CDSC). THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT YOUR FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. CALVERT MONEY CONTROLLER REDEMPTIONS GENERALLY WILL BE CREDITED TO YOUR BANK ACCOUNT BY THE SECOND BUSINESS DAY AFTER YOUR PHONE CALL. THE FUNDS HAVE THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE AFFECTED FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED.PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY MAILED TO YOUR ADDRESS OF RECORD OR ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED. A CHARGE OF $5 MAY BE IMPOSED ON WIRE TRANSFERS OF LESS THAN $1,000.

WRITTEN  REQUESTS
CALVERT  GROUP,  P.O.  BOX  219544,  KANSAS  CITY,  MO  64121-9544
YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

DRAFTWRITING  (CSIF  MONEY  MARKET  PORTFOLIO  ONLY)
YOU MAY REDEEM SHARES IN YOUR CSIF MONEY MARKET PORTFOLIO ACCOUNT BY WRITING A DRAFT FOR AT LEAST $250. IF YOU COMPLETE AND RETURN THE SIGNATURE CARD FOR DRAFTWRITING, THE PORTFOLIO WILL MAIL BANK DRAFTS TO YOU, PRINTED WITH YOUR NAME AND ADDRESS. DRAFTS MAY NOT BE ORDERED UNTIL YOUR INITIAL PURCHASE HAS CLEARED. CALVET WILL PROVIDE PRINTED DRAFTS (CHECKS) YOU MAY NOT PRINT YOUR OWN. ANY CUSTOMER-PRINTED CHECKS WILL NOT BE HONORED AND WILL BE RETURNED WITHOUT NOTICE. CSIF MONEY MARKET WILL CHARGE A SERVICE FEE OF $25 FOR DRAFTS RETURNED

FOR INSUFFICIENT OR UNCOLLECTED FUNDS. CSIF MONEY MARKET WILL CHARGE $25 FOR ANY STOP PAYMENT ON DRAFTS. AS A SERVICE TO SHAREHOLDERS, SHARES MAY BE AUTOMATICALLY TRANSFERRED BETWEEN YOUR CALVERT ACCOUNTS TO COVER DRAFTS YOU HAVE WRITTEN. THE SIGNATURE OF ONLY ONE AUTHORIZED SIGNER IS REQUIRED TO HONOR A DRAFT.

SYSTEMATIC  CHECK  REDEMPTIONS
IF YOU MAINTAIN AN ACCOUNT WITH A BALANCE OF $10,000 OR MORE, YOU MAY HAVE UP TO TWO (2) REDEMPTION CHECKS FOR A FIXED AMOUNT SENT TO YOU ON THE 15TH OF THE MONTH, SIMPLY BY SENDING A LETTER WITH ALL INFORMATION, INCLUDING YOUR ACCOUNT NUMBER, AND THE DOLLAR AMOUNT ($100 MINIMUM). IF YOU WOULD LIKE A REGULAR CHECK MAILED TO ANOTHER PERSON OR PLACE, YOUR LETTER MUST BE SIGNATURE GUARANTEED. UNLESS THEY OTHERWISE QUALIFY FOR A WAIVER, CLASS B OR CLASS C SHARES REDEEMED BY SYSTEMATIC CHECK REDEMPTION WILL BE SUBJECT TO THE CONTINGENT DEFERRED SALES CHARGE.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).

TRUSTS
YOUR LETTER OF INSTRUCTION SHOULD BE SIGNED BY THE TRUSTEE(S) (AS TRUSTEE(S)), WITH A SIGNATURE GUARANTEE. (IF THE TRUSTEE'S NAME IS NOT REGISTERED ON YOUR ACCOUNT, PLEASE PROVIDE A COPY OF THE TRUST DOCUMENT, CERTIFIED WITHIN THE LAST 60 DAYS.)

THROUGH  YOUR  DEALER
YOUR DEALER MUST RECEIVE YOUR REQUEST BEFORE THE CLOSE OF REGULAR TRADING ON THE NYSE TO RECEIVE THAT DAY'S NAV. YOUR DEALER WILL BE RESPONSIBLE FOR FURNISHING ALL NECESSARY DOCUMENTATION TO CALVERT GROUP AND MAY CHARGE YOU FOR SERVICES PROVIDED.


FINANCIAL  HIGHLIGHTS
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST FIVE (5) FISCAL YEARS (OR IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS). THE FUNDS' FISCAL YEAR END IS SEPTEMBER 30. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE, BY FUND AND CLASS. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN A FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS), AND DOES NOT REFLECT ANY APPLICABLE FRONT- OR BACK-END SALES CHARGE. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP WHOSE REPORT, ALONG WITH A FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.


BALANCED  PORTFOLIO
FINANCIAL  HIGHLIGHTS



                                              YEARS  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                    1999     1998        1997      1996
NET  ASSET  VALUE,  BEGINNING        $32.45    $34.88      $31.35    $32.81
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME          .68       .77         .83       .78
     NET  REALIZED  AND  UNREALIZED
       GAIN  (LOSS)                 3.03       .92        5.61      2.28
     TOTAL  FROM  INVESTMENT
       OPERATIONS                  3.71      1.69        6.44      3.06
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME         (.66)     (.76)        (.81)      (.77)
     NET  REALIZED  GAIN            (3.36)    (3.36)       (2.10)     (3.75)
     TOTAL  DISTRIBUTIONS          (4.02)    (4.12)       (2.91)     (4.52)
TOTAL  INCREASE  (DECREASE)  IN
     NET  ASSET  VALUE               (.31)    (2.43)        3.53      (1.46)
NET  ASSET  VALUE,  ENDING          $32.14    $32.45       $34.88     $31.35

TOTAL  RETURN*                     11.52%    5.50%      21.94%     10.27%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME        2.05%     2.27%       2.57%      2.58%
     TOTAL  EXPENSES               1.17%     1.13%       1.14%      1.28%
     EXPENSES  BEFORE  OFFSET       1.17%     1.13%       1.14%      1.28%
     NET  EXPENSES                 1.15%     1.11%       1.12%      1.26%
PORTFOLIO  TURNOVER                175%       185%        215%      111%
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $708,655  $673,907  $675,306   $594,482
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)        22,049    20,768     19,362     18,964

                                              YEARS  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                                   1995
NET  ASSET  VALUE,  BEGINNING                     $28.77
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                        .87
     NET  REALIZED  AND  UNREALIZED
       GAIN  (LOSS)                               4.25
     TOTAL  FROM  INVESTMENT  OPERATIONS            5.12
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                      (.87)
     NET  REALIZED  GAIN                          (.21)
     TOTAL  DISTRIBUTIONS                       (1.08)
TOTAL  INCREASE  (DECREASE)  IN
     NET  ASSET  VALUE                             4.04
NET  ASSET  VALUE,  ENDING                        $32.81

TOTAL  RETURN*                                  18.21%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                      2.89
     TOTAL  EXPENSES  +                           1.28%
     EXPENSES  BEFORE  OFFSET
     NET  EXPENSES                               1.26%
PORTFOLIO  TURNOVER                               114%
NET  ASSETS,  ENDING  (IN  THOUSANDS)            $560,981
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                     17,099


FINANCIAL  HIGHLIGHTS
CSIF  BALANCED

                                           YEARS  ENDED  SEPTEMBER  30,
                                                 1999       1998  #
CLASS  B  SHARES
NET  ASSET  VALUE,  BEGINNING        $32.38        $34.37
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                         .35         0.15
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)      2.94        (1.90)
     TOTAL  FROM  INVESTMENT  OPERATIONS            3.29        (1.75)
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                       (.34)       (0.24)
     NET  REALIZED  GAIN                          (3.36)           -
     TOTAL  DISTRIBUTIONS                         3.70)       (0.24)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE     (.41)       (1.99)
NET  ASSET  VALUE,  ENDING                        $31.97        $32.38

TOTAL  RETURN*                                   10.15%       (5.10%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                        .85%        1.22%(A)
     TOTAL  EXPENSES                               2.40%        2.43%(A)
     EXPENSES  BEFORE  OFFSET                       2.40%       3.59%  (A)
     NET  EXPENSES                                 2.38%       2.41%(A)
PORTFOLIO  TURNOVER                                 175%         185%
NET  ASSETS,  ENDING  (IN  THOUSANDS)               $9,910       $2,540
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                         310          78

FINANCIAL  HIGHLIGHTS
CSIF  BALANCED


                                              YEARS  ENDED  SEPTEMBER  30,
CLASS  C  SHARES                        1999    1998        1997    1996
NET  ASSET  VALUE,  BEGINNING            $32.05   $34.52      $31.05   $32.60
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .36       .41         .47      .46
     NET  REALIZED  AND  UNREALIZED
       GAIN  (LOSS)                     2.98       .89        5.54     2.17
     TOTAL  FROM  INVESTMENT
       OPERATIONS                     3.34     1.30        6.01     2.63
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME            (.33)    (.41)        (.44)     (.43)
     NET  REALIZED  GAIN               (3.36)    (3.36)       (2.10)    (3.75)
     TOTAL  DISTRIBUTIONS             (3.69)    (3.77)       (2.54)    (4.18)
TOTAL  INCREASE  (DECREASE)
 IN  NET  ASSET  VALUE                   (.35)    (2.47)        3.47    (1.55)
NET  ASSET  VALUE,  ENDING             $31.70    $32.05       $34.52    $31.05

TOTAL  RETURN*                        10.43%     4.35%       20.56%     8.85%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME            1.04%     1.16%        1.42%      1.34%
     TOTAL  EXPENSES                   2.19%     2.25%        2.29%      2.52%
     EXPENSES  BEFORE  OFFSET           2.19%     2.25%        2.29%      2.52%
     NET  EXPENSES                     2.17%     2.23%        2.27%      2.50%
PORTFOLIO  TURNOVER                    175%      185%         215%       111%
NET  ASSETS,  ENDING  (IN  THOUSANDS)   $13,646  $11,483       $8,898     $6,715
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)             430      358           258        216

                                              YEARS  ENDED  SEPTEMBER  30,
CLASS  C  SHARES                                   1995
NET  ASSET  VALUE,  BEGINNING                     $28.65
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                        .54
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)     4.20
     TOTAL  FROM  INVESTMENT  OPERATIONS            4.74
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                      (.58)
     NET  REALIZED  GAIN                          (.21)
     TOTAL  DISTRIBUTIONS                        (.79)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE     3.95
NET  ASSET  VALUE,  ENDING                        $32.60

TOTAL  RETURN*                                  16.85%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                      1.61%
     TOTAL  EXPENSES                             2.51%
     EXPENSES  BEFORE  OFFSET                     2.51%
     NET  EXPENSES                               2.50%
PORTFOLIO  TURNOVER                               114%
NET  ASSETS,  ENDING  (IN  THOUSANDS)              $4,065
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                        125


FINANCIAL  HIGHLIGHTS
MANAGED  INDEX  PORTFOLIO

CLASS  A
SHARES
                                            PERIODS  ENDED  SEPTEMBER  30,
                                               1999           1998  ##
NET  ASSET  VALUE,  BEGINNING                     $13.54       $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                        .03          .02
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)     3.31        (1.48)
     TOTAL  FROM  INVESTMENT  OPERATIONS            3.34        (1.46)
DISTRIBUTIONS  FROM
           NET  INVESTMENT  INCOME                (.05)         ----
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE     3.29        (1.46)
NET  ASSET  VALUE,  ENDING                        $16.83       $13.54

TOTAL  RETURN*                                   24.68%       (9.73%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                       .14%          .42%(A)
     TOTAL  EXPENSES                             1.59%         1.01%(A)
            EXPENSES  BEFORE  OFFSETS            1.31%          1.01%  (A)
     NET  EXPENSES                               1.25%         .95%(A
PORTFOLIO  TURNOVER                                56%          27%
NET  ASSETS,  ENDING  (IN  THOUSANDS)             $12,257        $4,401
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                        728         325

FINANCIAL  HIGHLIGHTS
MANAGED  INDEX  PORTFOLIO


CLASS  B
SHARES
                                            PERIODS  ENDED  SEPTEMBER  30,
                                                    1999          1998  ##
NET  ASSET  VALUE,  BEGINNING                          $13.48        $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                            (.11)          (.03)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)          3.21         (1.49)
     TOTAL  FROM  INVESTMENT  OPERATIONS                 3.10         (1.52)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE          3.10         (1.52)
NET  ASSET  VALUE,  ENDING                             $16.58        $13.48

TOTAL  RETURN*                                       23.00%       (10.13%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    .     (1.11%)       (.98%)(A)
     TOTAL  EXPENSES                                 2.67%        2.56%(A)
            EXPENSES  BEFORE  OFFSETS                 2.56%       2.56%  (A)
     NET  EXPENSES                                   2.50%        2.50%(A)
PORTFOLIO  TURNOVER                                   56%          27%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                  $4,078         $975
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                          246           72


CLASS  C
SHARES
                                                      PERIOD  ENDED
                                                      SEPTEMBER  30,
                                                     1999        1998  ^^
NET  ASSET  VALUE,  BEGINNING                           $13.52      $14.52
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                            (.09)         (.02)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)          3.19         (.98)
     TOTAL  FROM  INVESTMENT  OPERATIONS                 3.10        (1.00)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE          3.10        (1.00)
NET  ASSET  VALUE,  ENDING                              $16.62       $13.52

TOTAL  RETURN*                                        22.93%       (6.89%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                           (1.12%)       (.96%)(A)
     TOTAL  EXPENSES                                   2.68%        4.82%(A)
            EXPENSES  BEFORE  OFFSETS                   2.56%       2.56%  (A)
     NET  EXPENSES                                     2.50%        2.50%(A)
PORTFOLIO  TURNOVER                                    56%           27%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                    $2,454         $397
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                            148           29

FINANCIAL  HIGHLIGHTS
EQUITY  PORTFOLIO

                                              YEARS  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                          1999   1998         1997     1996
NET  ASSET  VALUE,  BEGINNING              $20.36  $27.77     $22.54   $21.12
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                (.07)   (.04)         -      .03
     NET  REALIZED  AND  UNREALIZED
       GAIN  (LOSS)                        6.78  (4.01)       6.73     3.26
TOTAL  FROM  INVESTMENT  OPERATIONS         6.71  (4.05)       6.73     3.29
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                  -      -       (.01)     (.06)
     NET  REALIZED  GAIN                   (.01)  (3.36)      (1.49)    (1.81)
     TOTAL  DISTRIBUTIONS                 (.01)  (3.36)      (1.50)    (1.87)
TOTAL  INCREASE  (DECREASE)  IN  NET
       ASSET  VALUE                       6.70  (7.41)       $5.23     1.42
NET  ASSET  VALUE,  ENDING                $27.06  20.36       $27.77    $22.54

TOTAL  RETURN*                           32.98%  (5.70%)       31.34%    16.62%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME               (.28%) (.14%)         .03%       .15%
     TOTAL  EXPENSES                      1.22%  1.16%         1.21%      1.29%
            EXPENSES  BEFORE  OFFSETS      1.22%  1.16%         1.21%      1.29%
     NET  EXPENSES                        1.10%   1.07%        1.20%      1.27%
PORTFOLIO  TURNOVER                         51%   110%           93%       118%
NET  ASSETS, ENDING (IN THOUSANDS)      $166,716 $128,683     $147,002  $101,344
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING (IN THOUSANDS)                6,160   6,320        5,294       4,496


                                              YEARS  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                                   1995
NET  ASSET  VALUE,  BEGINNING                     $20.13
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                        .06
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)     2.22
     TOTAL  FROM  INVESTMENT  OPERATIONS            2.28
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                      (.04)
     NET  REALIZED  GAIN                         (1.25)
     TOTAL  DISTRIBUTIONS                       (1.29)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      .99
NET  ASSET  VALUE,  ENDING                        $21.12

TOTAL  RETURN*                                  12.43%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                       .32%
     TOTAL  EXPENSES                             1.38%
     NET  EXPENSES                               1.36%
     PORTFOLIO  TURNOVER                           35%
NET  ASSETS,  ENDING  (IN  THOUSANDS)             $90,951
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                      4,307


FINANCIAL  HIGHLIGHTS
EQUITY  PORTFOLIO

                                         PERIOD  ENDED
                                        SEPTEMBER  30,
CLASS  B  SHARES                                1999    1998  #
NET  ASSET  VALUE,  BEGINNING                   $20.26    $26.01
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     (.15)    (.09)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)   6.50   (5.66)
     TOTAL  FROM  INVESTMENT  OPERATIONS          6.35   (5.75)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE   6.34   (5.75)
NET  ASSET  VALUE,  ENDING                       $26.60  $20.26

TOTAL  RETURN*                                  31.37%  (22.11%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    (1.41%)  (1.55%)(A)
     TOTAL  EXPENSES                            2.43%   4.12%(A)
            EXPENSES  BEFORE  OFFSETS           2.43%   3.19%  (A)
     NET  EXPENSES                              2.21%    2.56%(A)
PORTFOLIO  TURNOVER                              51%     110%
NET  ASSETS,  ENDING  (IN  THOUSANDS)             $8,038   $1,670
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                      302       82

FINANCIAL  HIGHLIGHTS
EQUITY  PORTFOLIO

                            YEARS  ENDED  SEPTEMBER  30,
CLASS  C  SHARES                          1999
NET  ASSET  VALUE,  BEGINNING            $19.00
INCOME  FROM  INVESTMENT  OPERATIONS.
     NET  INVESTMENT  INCOME  (LOSS)      (.11)
     NET  REALIZED  AND  UNREALIZED
       GAIN  (LOSS)                     6.12
     TOTAL  FROM  INVESTMENT  OPERATIONS  6.01
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME               -
     NET  REALIZED  GAIN                 (.01)
     TOTAL  DISTRIBUTIONS               (.01)
TOTAL  INCREASE  (DECREASE)  IN  NET
       ASSET  VALUE                     6.00
NET  ASSET  VALUE,  ENDING              $25.00

TOTAL  RETURN*                        31.66%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)    (1.21%)
     TOTAL  EXPENSES                   2.22%
            EXPENSES  BEFORE  OFFSETS    2.22%
     NET  EXPENSES                     2.01%
PORTFOLIO  TURNOVER                      51%
NET  ASSETS,  ENDING  (IN  THOUSANDS)   $10,413
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)             417



FINANCIAL  HIGHLIGHTS
EQUITY  PORTFOLIO

                                              YEARS  ENDED  SEPTEMBER  30,
CLASS  C  SHARES                          1998            1997           1996
NET  ASSET  VALUE,  BEGINNING            $26.37          $21.71         $20.66
INCOME  FROM  INVESTMENT  OPERATIONS.
     NET  INVESTMENT  INCOME  (LOSS)      (.16)           (.05)          (.16)
     NET  REALIZED  AND  UNREALIZED
       GAIN  (LOSS)                    (3.85)            6.21           3.04
     TOTAL  FROM  INVESTMENT  OPERATIONS  (4.01)            6.16           2.88
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                 -           (.01)          (.02)
     NET  REALIZED  GAIN                 3.36)          (1.49)         (1.81)
     TOTAL  DISTRIBUTIONS              (3.36)          (1.50)         (1.83)
TOTAL  INCREASE  (DECREASE)  IN  NET
       ASSET  VALUE                    (7.37)            4.66           1.05
NET  ASSET  VALUE,  ENDING               $19.00          $26.37         $21.71

TOTAL  RETURN*                       (16.47%)          29.84%         14.85%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)    (1.17%)         (1.08%)        (1.42%)
     TOTAL  EXPENSES                    2.21%           2.31%          2.86%
            EXPENSES  BEFORE  OFFSETS    2.21%           2.31%          2.86%
     NET  EXPENSES                      2.09%           2.30%          2.85%
PORTFOLIO  TURNOVER                      110%             93%           118%
NET  ASSETS,  ENDING  (IN  THOUSANDS)     $5,981          $6,249         $2,996
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)               315             237            138

                                   PERIODS  ENDED  SEPTEMBER  30,
CLASS  C  SHARES                                   1995
NET  ASSET  VALUE,  BEGINNING                     $19.98
INCOME  FROM  INVESTMENT  OPERATIONS.
     NET  INVESTMENT  INCOME                      (.03)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)     2.05
     TOTAL  FROM  INVESTMENT  OPERATIONS            2.02
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                      (.09)
     NET  REALIZED  GAIN                         (1.25)
     TOTAL  DISTRIBUTIONS                       (1.34)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      .68
NET  ASSET  VALUE,  ENDING                        $20.66

TOTAL  RETURN*                                  11.16%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)              (.84%)
     TOTAL  EXPENSES                             2.51%
     EXPENSES  BEFORE  OFFSET                     2.51%
     NET  EXPENSES                               2.50%

EXPENSES  REIMBURSED                             1.07%
PORTFOLIO  TURNOVER                                35%
NET  ASSETS,  ENDING  (IN  THOUSANDS)              $1,802
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                         87


FINANCIAL  HIGHLIGHTS
 CALVERT  CAPITAL  ACCUMULATION

                                                  YEARS  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                                        1999
NET  ASSET  VALUE,  BEGINNING                         $25.43
     NET  INVESTMENT  INCOME  (LOSS)                    (.32)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)         4.25
     TOTAL  FROM  INVESTMENT  OPERATIONS                3.93
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                             -
     NET  REALIZED  GAIN                              (3.48)
         TOTAL  DISTRIBUTIONS                        (3.48)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE           .45
NET  ASSET  VALUE,  ENDING                             $25.88

TOTAL  RETURN  *                                       14.91%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                  (1.26%)
     TOTAL  EXPENSES                                  1.73%
            EXPENSES  BEFORE  OFFSETS                  1.73
     NET  EXPENSES                                    1.58%
PORTFOLIO  TURNOVER                                     88%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                   102,508
NUMBER  OF  SHARES  OUTSTANDING  ENDING
     (IN  THOUSANDS)                                 3,962


FINANCIAL  HIGHLIGHTS
 CALVERT  CAPITAL  ACCUMULATION

                                                  YEARS  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                                        1998             1997
NET  ASSET  VALUE,  BEGINNING                          $27.21           $22.55
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                    (.25)            (.25)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)           .96             4.91
     TOTAL  FROM  INVESTMENT  OPERATIONS                  .71             4.66
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                               -                -
     NET  REALIZED  GAIN                              (2.49)                -
         TOTAL  DISTRIBUTIONS                        (2.49)                -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET VALUE        (1.78)             4.66
NET  ASSET  VALUE,  ENDING                             $25.43           $27.21

TOTAL  RETURN  *                                       3.37%           20.67%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                  (1.08%)          (1.09%)
     TOTAL  EXPENSES                                  1.74%            1.91%
             EXPENSES  BEFORE  OFFSETS               1.74%             1.91%
     NET  EXPENSES                                    1.61%            1.85%
     EXPENSES  REIMBURSED                                 -                -
PORTFOLIO  TURNOVER                                     77%             126%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                  $75,068          $54,751
NUMBER  OF  SHARES  OUTSTANDING  ENDING
     (IN  THOUSANDS)                                  2,952            2,012

                                                PERIODS  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                                        1996            1995^
NET  ASSET  VALUE,  BEGINNING                          $21.48           $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                    (.24)            (.11)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)          1.88             6.61
     TOTAL  FROM  INVESTMENT  OPERATIONS                 1.64             6.50
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                               -            (.02)
     NET  REALIZED  GAIN                               (.57)                -
         TOTAL  DISTRIBUTIONS                         (.57)            (.02)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET VALUE          1.07             6.48
NET  ASSET  VALUE,  ENDING                             $22.55           $21.48

TOTAL  RETURN*                                        7.92%           43.40%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                  (1.56%)       (1.55%)(A)
     TOTAL  EXPENSES                                  2.16%         2.35%(A)
     EXPENSES  BEFORE  OFFSET
     NET  EXPENSES                                    1.98%         2.06%(A)
     EXPENSES  REIMBURSED                                 -          .05%(A)
PORTFOLIO  TURNOVER                                    114%              95%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                  $39,834          $16,111
NUMBER  OF  SHARES  OUTSTANDING,  ENDING
     (IN  THOUSANDS)                                  1,767              750

FINANCIAL  HIGHLIGHTS
CALVERT  CAPITAL  ACCUMULATION


                                                  PERIOD  ENDED
                                                 SEPTEMBER  30,
CLASS  B  SHARES                                   1999      1998  #
NET  ASSET  VALUE,  BEGINNING                       $25.28    $28.39
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                 (.41)     (.16)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)      4.07     (2.95)
         TOTAL  FROM  INVESTMENT  OPERATIONS         3.66     (3.11)
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                         --          -
     NET  REALIZED  GAIN                            (3.48)        -
         TOTAL  DISTRIBUTIONS                      (3.48)        -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE       .18     (3.11)
NET  ASSET  VALUE,  ENDING                         $25.46     $25.28

TOTAL  RETURN*                                   13.85%    (10.95)%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)               (2.11%)    (2.62%)
     TOTAL  EXPENSES                              2.67%     3.31%
             EXPENSES  BEFORE  OFFSETS             2.67%     3.31%  (A)
             NET  EXPENSES                       2.42%      3.01%  (A)
PORTFOLIO  TURNOVER                               88%        77%
NET  ASSETS,  ENDING  (IN  THOUSANDS)              9,445     $3,311
NUMBER  OF  SHARES  OUTSTANDING,  ENDING
(IN  THOUSANDS)                                  371       131

FINANCIAL  HIGHLIGHTS
CALVERT  CAPITAL  ACCUMULATION


                                        YEARS  ENDED  SEPTEMBER  30,
CLASS  C  SHARES                                       1999
NET  ASSET  VALUE,  BEGINNING                          $24.63
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                    (.51)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)          4.12
         TOTAL  FROM  INVESTMENT  OPERATIONS             3.61
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                             -
     NET  REALIZED  GAIN                               (3.48)
         TOTAL  DISTRIBUTIONS                         (3.48)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE          .13
NET  ASSET  VALUE,  ENDING                             $24.76

TOTAL  RETURN*                                       14.02%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                   (2.04%)
     TOTAL  EXPENSES                                  2.56%
     EXPENSES  BEFORE  OFFSETS                        2.56%
     EXPENSES  BEFORE  OFFSET
     NET  EXPENSES                                    2.35%
     EXPENSES  REIMBURSED                                 -
PORTFOLIO  TURNOVER                                    88%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                     9,021
NUMBER  OF  SHARES  OUTSTANDING,  ENDING
     (IN  THOUSANDS)                                    364


                                                  YEARS  ENDED  SEPTEMBER  30,
CLASS  C  SHARES                                        1998             1997

NET  ASSET  VALUE,  BEGINNING                          $26.64           $22.34
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS                     (.40)            (.47)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)           .88             4.77
     TOTAL  FROM  INVESTMENT  OPERATIONS                  .48             4.30
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                               -                -
     NET  REALIZED  GAIN                              (2.49)                -
         TOTAL  DISTRIBUTIONS                        (2.49)                -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET VALUE        (2.01)             4.30
NET  ASSET  VALUE,  ENDING                             $24.63           $26.64

TOTAL  RETURN*                                        2.52%           19.25%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                  (1.98%)          (2.30%)
     TOTAL  EXPENSES                                  2.75%            3.11%
     EXPENSES  BEFORE  OFFSETS                        2.75%             3.11%
     NET  EXPENSES                                    2.50%            3.05%
     EXPENSES  REIMBURSED                                 -                -
PORTFOLIO  TURNOVER                                     77%             126%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                   $6,548           $4,184
NUMBER  OF  SHARES  OUTSTANDING,  ENDING  (IN THOUSANDS)    266              157


                                                PERIODS  ENDED  SEPTEMBER  30,
CLASS  C  SHARES                                        1996            1995^
NET  ASSET  VALUE,  BEGINNING                          $21.55           $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                    (.55)            (.15)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)          1.91             6.70
         TOTAL  FROM  INVESTMENT  OPERATIONS             1.36             6.55
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                               -                -
     NET  REALIZED  GAIN                               (.57)                -
         TOTAL  DISTRIBUTIONS                         (.57)                -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET VALUE           .79             6.55
NET  ASSET  VALUE,  ENDING                             $22.34           $21.55

TOTAL  RETURN*                                        6.56%           43.67%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                  (2.82%)       (3.13%)(A)
     TOTAL  EXPENSES                                  3.42%         3.79%(A)
     EXPENSES  BEFORE  OFFSET
     NET  EXPENSES                                    3.24%         3.50%(A)
     EXPENSES  REIMBURSED                                 -         2.79%(A)
PORTFOLIO  TURNOVER                                    114%              95%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                   $3,164           $1,992
NUMBER  OF  SHARES  OUTSTANDING,  ENDING
     (IN  THOUSANDS)                                    142               92


FINANCIAL  HIGHLIGHTS
CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY

                                                    YEARS  ENDED
CLASS  A  SHARES                                              1999
NET  ASSET  VALUE,  BEGINNING                                $18.57
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                   .01
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)                 4.94
         TOTAL  FROM  INVESTMENT  OPERATIONS                    4.95
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                  (.07)
     NET  REALIZED  GAINS                                    (1.56)
         TOTAL  DISTRIBUTIONS                               (1.64)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE                   3.32
NET  ASSET  VALUE,  ENDING                                   $17.62

TOTAL  RETURN*                                              27.53%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                           .04%
     TOTAL  EXPENSES                                         1.87%
     EXPENSES  BEFORE  OFFSET                                 1.87%
     NET  EXPENSES                                           1.83%
PORTFOLIO  TURNOVER                                          82%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                       $231,516
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                10,576


                                                    YEARS  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                                 1998         1997         1996
NET  ASSET  VALUE,  BEGINNING                   $22.06       $18.62       $17.62
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                    (.06)          .10          .04
     NET  REALIZED  AND  UNREALIZED GAIN (LOSS) (2.11)         3.81         1.53
         TOTAL  FROM  INVESTMENT  OPERATIONS    (2.05)         3.91         1.57
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.06)        (.05)        (.13)
     EXCESS  OF  NET  INVESTMENT INCOME              -            -            -
     NET  REALIZED  GAIN  (LOSS)                (1.38)        (.42)        (.44)
         TOTAL  DISTRIBUTIONS                 (1.44)        (.47)        (.57)
TOTAL  INCREASE  (DECREASE)  IN NET ASSET VALUE (3.49)         3.44         1.00
NET  ASSET  VALUE,  ENDING                      $18.57       $22.06       $18.62

TOTAL  RETURN*                               (9.29%)       21.44%        9.22%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)              .27%         .51%         .23%
     TOTAL  EXPENSES+                          1.86%        1.91%        1.95%
     EXPENSES  BEFORE  OFFSETS                  1.86%        1.91%        1.95%
     NET  EXPENSES                             1.80%        1.76%        1.81%
PORTFOLIO  TURNOVER                              84%          58%          96%
NET  ASSETS,  ENDING  (IN THOUSANDS)          $195,192     $225,169     $194,032
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                   10,510       10,207       10,422


                                                    YEARS  ENDED
CLASS  A  SHARES                                              1995
NET  ASSET  VALUE,  BEGINNING                                $17.99
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                   .11
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)                 .38
         TOTAL  FROM  INVESTMENT  OPERATIONS                    .49
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                     -
     EXCESS  OF  NET  INVESTMENT  INCOME                           -
     NET  REALIZED  GAINS                                    (.86)
         TOTAL  DISTRIBUTIONS                               (.86)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE               (.37)
NET  ASSET  VALUE,  ENDING                                   $17.62

TOTAL  RETURN*                                              3.19%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                           .68%
     TOTAL  EXPENSES                                        1.93%
     EXPENSES  BEFORE  OFFSETS                               1.93%
     NET  EXPENSES                                          1.79%
PORTFOLIO  TURNOVER                                           73%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                       $191,586
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                10,876


FINANCIAL  HIGHLIGHTS
CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY
                                                             PERIOD  ENDED
                                                               SEPTEMBER  30,
CLASS  B  SHARES                                        1999            1998^^
NET  ASSET  VALUE,  BEGINNING                             $18.48        $21.83
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                             (.15)           (.05)
            NET  REALIZED  AND  UNREALIZED  GAIN (LOSS)    4.79           (3.30)
        TOTAL  FROM  INVESTMENT  OPERATION                4.64           (3.35)
DISTRIBUTIONS  FROM
         NET  REALIZED  GAINS                          (1.56)             ----
          TOTAL  DISTRIBUTIONS                        (1.56)             ----
TOTAL  INCREASE  (DECREASE)  IN  NET ASSET VALUE          3.08            (3.35)
NET  ASSET  VALUE,  ENDING                             $21.56           $18.48

TOTAL  RETURN*                                         25.84%         (15.35%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT INCOME (LOSS)                     (1.20%)         (.99%)(A)
     TOTAL  EXPENSES                                   3.62%           6.11%(A)
            EXPENSES  BEFORE  OFFSETS                   3.20%           3.22%(A)
     NET  EXPENSES                                     3.16%         3.16%(A)
PORTFOLIO  TURNOVER                                    82%            84%
NET  ASSETS,  ENDING  (IN  THOUSANDS).                   $3,133         $879
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                            145            48

FINANCIAL  HIGHLIGHTS
CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY


                                                    YEARS  ENDED
CLASS  C  SHARES                                              1999
NET  ASSET  VALUE,  BEGINNING                               $17.83
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                 (.17)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)               4.71
         TOTAL  FROM  INVESTMENT  OPERATIONS                  4.54
DISTRIBUTIONS  FROM
     NET  REALIZED  GAINS                                   (1.56)
         TOTAL  DISTRIBUTIONS                              (1.56)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE               2.98
NET  ASSET  VALUE,  ENDING                                  $20.81

TOTAL  RETURN*                                            26.25%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                         (.92%)
     TOTAL  EXPENSES                                       2.83%
    EXPENSES  BEFORE  OFFSETS                              2.83%
     NET  EXPENSES                                         2.99%
PORTFOLIO  TURNOVER                                         82%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                         $9,777
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                  470


                                                    YEARS  ENDED  SEPTEMBER  30,
CLASS  C  SHARES                                 1998         1997         1996
NET  ASSET  VALUE,  BEGINNING                   $21.39       $18.20       $17.28
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                    (.13)        (.07)        (.15)
     NET  REALIZED  AND  UNREALIZED GAIN (LOSS) (2.05)         3.68         1.51
         TOTAL  FROM  INVESTMENT  OPERATIONS    (2.18)         3.61         1.36
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN  (LOSS)                (1.38)        (.42)        (.44)
         TOTAL  DISTRIBUTIONS                 (1.38)        (.47)        (.57)
TOTAL  INCREASE  (DECREASE)  IN NET ASSET VALUE (3.56)         3.19          .92
NET  ASSET  VALUE,  ENDING                      $17.83       $21.39       $18.20

TOTAL  RETURN*                              (10.22%)       20.22%        8.07%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)            (.79%)       (.47%)       (.88%)
     TOTAL  EXPENSES                           2.91%        2.91%        3.08%
           EXPENSES  BEFORE  OFFSETS            2.91%        2.91%        3.08%
     NET  EXPENSES                             2.85%        2.76%        2.93%
PORTFOLIO  TURNOVER                              84%          58%          96%
NET  ASSETS,  ENDING  (IN THOUSANDS)            $8,043       $8,799       $6,779
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                      451          411          373


                                                    YEARS  ENDED
CLASS  C  SHARES                                              1995
NET  ASSET  VALUE,  BEGINNING                                $17.86
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                 (.05)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)                 .32
         TOTAL  FROM  INVESTMENT  OPERATIONS                    .27
DISTRIBUTIONS  FROM
     NET  REALIZED  GAINS                                    (.85)
         TOTAL  DISTRIBUTIONS                               (.85)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE               (.58)
NET  ASSET  VALUE,  ENDING                                   $17.28

TOTAL  RETURN*                                              1.95%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                         (.47%)
     TOTAL  EXPENSES                                        3.12%
           EXPENSES  BEFORE  OFFSETS                         3.12%
     NET  EXPENSES                                          2.99%
PORTFOLIO  TURNOVER                                           73%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                         $6,061
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                   351


FINANCIAL  HIGHLIGHTS
CALVERT  NEW  VISION  SMALL  CAP

                           PERIOD  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                                1999
NET  ASSET  VALUE,  BEGINNING                    $12.04
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)             (.05)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)   1.50
     TOTAL  FROM  INVESTMENT  OPERATIONS          1.45
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN                          -
       TOTAL  DISTRIBUTIONS                      -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE   1.45
NET  ASSET  VALUE,  ENDING                      $13.49

TOTAL  RETURN*                                12.04%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)            (.39%)
     TOTAL  EXPENSES  +                        1.96%
     EXPENSES  BEFORE  OFFSETS                 1.93%
     NET  EXPENSES                            1.66%
PORTFOLIO  TURNOVER                            68%
NET  ASSETS,  ENDING  (IN  THOUSANDS)           $52,961
NUMBER  OF  SHARES  OUTSTANDING,
ENDING  (IN  THOUSANDS)                        3,926


                                            PERIODS  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                                   1998             1997^
NET  ASSET  VALUE,  BEGINNING                     $15.65            $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)               (.02)             (.05)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)   (3.55)               .70
     TOTAL  FROM  INVESTMENT  OPERATIONS          (3.57)               .65
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                          -                 -
     NET  REALIZED  GAIN                          (.04)                 -
     TOTAL  DISTRIBUTIONS                        (.04)                 -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE   (3.61)               .65
NET  ASSET  VALUE,  ENDING                        $12.04            $15.65
TOTAL  RETURN*                                (22.86%)             4.33%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)              (.17%)         (.71%)(A)
     TOTAL  EXPENSES                             1.82%         1.36%  (A)
     EXPENSES  BEFORE  OFFSETS                    1.82%         1.36%  (A)
     NET  EXPENSES                               1.71%           .90%(A)
PORTFOLIO  TURNOVER                                68%              196%
NET  ASSETS,  ENDING  (IN  THOUSANDS)             $61,765            $3,260
NUMBER  OF  SHARES  OUTSTANDING,
ENDING  (IN  THOUSANDS)                           5,129               208


                           PERIOD  ENDED  SEPTEMBER  30,
CLASS  B  SHARES                                   1999        1998#
NET  ASSET  VALUE,  BEGINNING                       $12.01      $16.18
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                 (.15)       (.05)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)      1.43        (4.12)
        TOTAL  FROM  INVESTMENT  OPERATIONS          1.28        (4.17)
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                       -
     NET  REALIZED  GAIN                                           -
     TOTAL  DISTRIBUTIONS                                         -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE       1.28       (4.17)
NET  ASSET  VALUE,  ENDING                           $13.29      $12.01

TOTAL  RETURN*                                    10.66%     (25.77%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                (1.68%)    (1.39%)(A)
     TOTAL  EXPENSES                               3.87%     7.68%(A)
     EXPENSES  BEFORE  OFFSETS                      3.33%     3.40%(A)
     NET  EXPENSES                                 2.93%     2.99%(A)
PORTFOLIO  TURNOVER                                 68%       68%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                 $1,504     $523
NUMBER  OF  SHARES  OUTSTANDING,
ENDING  (IN  THOUSANDS)                              113       44


                           PERIOD  ENDED  SEPTEMBER  30,
CLASS  C  SHARES                                1999
NET  ASSET  VALUE,  BEGINNING                    $11.95
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)              (.22)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)   1.54
     TOTAL  FROM  INVESTMENT  OPERATIONS          1.32
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN                          -
       TOTAL  DISTRIBUTIONS                      -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE  1.32
NET  ASSET  VALUE,  ENDING                      $13.27

TOTAL  RETURN*                                11.05%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)           (1.27%)
     TOTAL  EXPENSES                         2.87%
     EXPENSES  BEFORE  OFFSETS                2.84%
     NET  EXPENSES                           2.53%
PORTFOLIO  TURNOVER                            68%
NET  ASSETS,  ENDING  (IN  THOUSANDS)          $6,215
NUMBER  OF  SHARES  OUTSTANDING,
ENDING  (IN  THOUSANDS)                       468


                                            PERIODS  ENDED  SEPTEMBER  30,
CLASS  C  SHARES                                   1998             1997^
NET  ASSET  VALUE,  BEGINNING                     $15.62            $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)               (.15)             (.10)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)   (3.48)               .72
     TOTAL  FROM  INVESTMENT  OPERATIONS          (3.63)               .62
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                          -                 -
     NET  REALIZED  GAIN                          (.04)                 -
     TOTAL  DISTRIBUTIONS                        (.04)                 -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE   (3.67)               .62
NET  ASSET  VALUE,  ENDING                        $11.95            $15.62

TOTAL  RETURN*                                (23.31%)             4.13%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)             (1.15%)         (.95%)(A)
     TOTAL  EXPENSES                             2.78%          1.47%(A)
     EXPENSES  BEFORE  OFFSETS
     NET  EXPENSES                               2.64%          1.15%(A)
     EXPENSES  REIMBURSED                         .16%          9.44%(A)
PORTFOLIO  TURNOVER                                68%              196%
NET  ASSETS,  ENDING  (IN  THOUSANDS)              $7,097              $318
NUMBER  OF  SHARES  OUTSTANDING,
ENDING  (IN  THOUSANDS)                             594                20

FINANCIAL  HIGHLIGHTS
BOND  PORTFOLIO

                                              YEARS  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                         1999  1998        1997     1996
NET  ASSET  VALUE,  BEGINNING             $16.88  $16.64      $16.06   $16.34
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .93     .95         .96      .92
     NET  REALIZED  AND  UNREALIZED
       GAIN  (LOSS)                     (.74)     .41         .58     (.29)
     TOTAL  FROM  INVESTMENT
OPERATIONS                              .19     1.36        1.54      .63
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.93)     (.96)        (.96)   (.91)
     NET  REALIZED  GAIN                (.55)     (.16)           -      -
     TOTAL  DISTRIBUTIONS             (1.48)    (1.12)        (.96)   (.91)
TOTAL  INCREASE  (DECREASE)  IN
       NET  ASSET  VALUE               (1.29)      .24         .58     (.28)
NET  ASSET  VALUE,  ENDING                       $16.88      $16.64   $16.06

TOTAL  RETURN*                         1.18%      8.46%      9.89%    3.96%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME            5.79%      5.69%        5.85%  5.60%
     TOTAL  EXPENSES                   1.13%      1.14%        1.23%  1.29%
            EXPENSES  BEFORE  OFFSETS   1.13%      1.14%        1.23%  1.29%
     NET  EXPENSES                     1.09%      1.07%        1.19%  1.26%
PORTFOLIO  TURNOVER                    570%       620%         319%     22%
NET  ASSETS,  ENDING  (IN  THOUSANDS)    $66,944   $65,807      $59,656  $62,259
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)            4,295     3,897        3,585    3,876


                                              YEARS  ENDED  SEPTEMBER  30,
CLASS  A  SHARES                                   1995
NET  ASSET  VALUE,  BEGINNING                     $15.49
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                        .96
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)      .91
     TOTAL  FROM  INVESTMENT  OPERATIONS            1.87
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                      (.93)
     NET  REALIZED  GAIN                          (.06)
     TAX  RETURN  OF  CAPITAL                      (.03)
     TOTAL  DISTRIBUTIONS                       (1.02)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      .85
NET  ASSET  VALUE,  ENDING                        $16.34

TOTAL  RETURN*                                  12.57%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                      6.04%
     TOTAL  EXPENSES                             1.24%
     EXPENSES  BEFORE  OFFSETS                    1.24%
     NET  EXPENSES                               1.22%
PORTFOLIO  TURNOVER                                29%
NET  ASSETS,  ENDING  (IN  THOUSANDS)             $62,929
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                      3,850


FINANCIAL  HIGHLIGHTS
BOND  PORTFOLIO

                                                    PERIOD  ENDED
                                                   SEPTEMBER  30
CLASS  B  SHARES                                  1999      1998#
NET  ASSET  VALUE,  BEGINNING                       $16.84     $16.69
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                         .74       .36
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)       (.79)       19
     TOTAL  FROM  INVESTMENT  OPERATIONS              (.05)       55
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                         (.71)     (.40)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      (1.31)       15
NET  ASSET  VALUE,  ENDING                         $15.53    $16.84

TOTAL  RETURN*                                     (.29%)    3.36%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                        4.43%     4.14%(A)
     TOTAL  EXPENSES                               2.72%     2.55%(A)
            EXPENSES  BEFORE  OFFSETS               2.56%    2.55%  (A)
     NET  EXPENSES                                 2.50%     2.50%(A)
PORTFOLIO  TURNOVER                                 570%       620%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                $2,773       $557
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                         179         33


                                                   PERIOD  ENDED
                                                   SEPTEMBER  30,
CLASS
C  SHARES                                           1999     1998^^
NET  ASSET  VALUE,  BEGINNING                     $16.84    $16.81
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                        .74      .21
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)     (.80)      .08
     TOTAL  FROM  INVESTMENT  OPERATIONS            (.06)      .29
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                       (.72)     (.26)
     NET  REALIZED  GAIN                           (.55)
     TOTAL  DISTRIBUTIONS                        (1.27)

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE   (1.33)      .03
NET  ASSET  VALUE,  ENDING                        $15.51   $16.84

TOTAL  RETURN*                                  (.40%)     1.75%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                      4.41%     4.06%(A)
     TOTAL  EXPENSES  +                           2.85%     2.74%(A)
            EXPENSES  BEFORE  OFFSETS                      2.55%
     NET  EXPENSES                               2.50%     2.50%(A)
PORTFOLIO  TURNOVER                              570%      620%
NET  ASSETS,  ENDING  (IN  THOUSANDS)              $1,779     $399
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                     115        24


FINANCIAL  HIGHLIGHTS
MONEY  MARKET  PORTFOLIO

                                              YEARS  ENDED  SEPTEMBER  30,
                                      1999      1998         1997      1996
NET  ASSET  VALUE,  BEGINNING            $1.00      $1.00       $1.00     $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME             .045      .049        .048      .048
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.045)   (.049)      (.048)    (.048)

NET  ASSET  VALUE,  ENDING                $1.00    $1.00       $1.00     $1.00

TOTAL  RETURN*                           4.54%    5.02%       4.89%     4.88%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME              4.43%    4.92%       4.79%     4.77%
     TOTAL  EXPENSES                      .90%     .94%       1.00%     1.10%
     EXPENSES  BEFORE  OFFSETS             .89%     .89%        .89%      .89%
     NET  EXPENSES                        .87%     .87%        .87%      .87%
NET  ASSETS,  ENDING  (IN THOUSANDS)     $193,941 $172,701    $166,111  $166,516
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)             194,031  172,739     166,163   166,569


                                              YEARS  ENDED  SEPTEMBER  30,
                                                 1995
NET  ASSET  VALUE,  BEGINNING                      $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                       .050
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                     (.050)
NET  ASSET  VALUE,  ENDING                         $1.00

TOTAL  RETURN                                    5.13%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                      5.03%
     TOTAL  EXPENSES                             1.07%
     EXPENSES  BEFORE  OFFSETS                     .89%
     NET  EXPENSES                                .87%
NET  ASSETS,  ENDING  (IN  THOUSANDS)            $153,996
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                    154,044

(A)  ANNUALIZED
#   FROM  APRIL  1,  1998  INCEPTION.
##  FROM  APRIL  15,  1998  INCEPTION.
###  FROM  JUNE  1,  1998  INCEPTION.
^   FROM  OCTOBER  31,  1994  INCEPTION.
^^  FROM  JANUARY  31,  1997  INCEPTION.
^^^  FROM  JUNE  1,  1998  INCEPTION.
* TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR AND DOES NOT REFLECT DEDUCATION OF ANY FRONT-END OR DEFERRED SALES CHARGE.

EXHIBIT  A  REDUCED  SALES  CHARGES  (CLASS  A  ONLY)
YOU MAY QUALIFY FOR A REDUCED SALES CHARGE THROUGH SEVERAL PURCHASE PLANS AVAILABLE. YOU MUST NOTIFY THE FUND AT THE TIME OF PURCHASE TO TAKE ADVANTAGE OF THE REDUCED SALES CHARGE.

RIGHTS  OF  ACCUMULATION  CAN  BE  APPLIED  TO  SEVERAL  ACCOUNTS
CLASS A SALES CHARGE BREAKPOINTS ARE AUTOMATICALLY CALCULATED FOR EACH ACCOUNT BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED. THIS PRIVILEGE CAN BE APPLIED TO A FAMILY GROUP OR OTHER QUALIFIED GROUP* UPON REQUEST. SHARES COULD THEN BE PURCHASED AT THE REDUCED SALES CHARGE WHICH APPLIES TO THE ENTIRE GROUP; THAT IS, BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED AND CURRENTLY HELD BY ALL THE MEMBERS OF THE GROUP.

LETTER  OF  INTENT
IF YOU (OR YOUR GROUP, AS DESCRIBED ABOVE) PLAN TO PURCHASE $50,000 OR MORE OF CALVERT FUND SHARES OVER THE NEXT 13 MONTHS, YOUR SALES CHARGE MAY BE REDUCED THROUGH A "LETTER OF INTENT." YOU PAY THE LOWER SALES CHARGE APPLICABLE TO THE TOTAL AMOUNT YOU PLAN TO INVEST OVER THE 13-MONTH PERIOD, EXCLUDING ANY MONEY MARKET FUND PURCHASES, INSTEAD OF THE HIGHER 4.75% SALES CHARGE. PART OF YOUR
SHARES WILL BE HELD IN ESCROW, SO THAT IF YOU DO NOT INVEST THE AMOUNT INDICATED, YOU WILL HAVE TO PAY THE SALES CHARGE APPLICABLE TO THE SMALLER
INVESTMENT  ACTUALLY  MADE.  FOR  MORE  INFORMATION,  SEE  THE  SAI.

RETIREMENT PLANS UNDER SECTION 457, SECTION 403(B)(7), OR SECTION 401(K) THERE IS NO SALES CHARGE ON SHARES PURCHASED FOR THE BENEFIT OF A RETIREMENT PLAN UNDER SECTION 457 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("CODE"), OR FOR A PLAN QUALIFYING UNDER SECTION 403(B) OR 401(K) OF THE CODE IF, AT THE TIME OF PURCHASE, (I) CALVERT GROUP HAS BEEN NOTIFIED IN WRITING THAT THE 403(B) OR 401(K) PLAN HAS AT LEAST 200 ELIGIBLE EMPLOYEES AND IS NOT SPONSORED BY A K-12 SCHOOL DISTRICT, OR (II) THE COST OR CURRENT VALUE OF SHARES A 401(K) PLAN HAS IN CALVERT GROUP OF FUNDS (EXCEPT MONEY MARKET FUNDS) IS AT LEAST $1 MILLION.
NEITHER THE FUNDS, NOR CALVERT DISTRIBUTORS, INC. ("CDI"), NOR ANY AFFILIATE THEREOF WILL REIMBURSE A PLAN OR PARTICIPANT FOR ANY SALES CHARGES PAID PRIOR TO RECEIPT OF SUCH WRITTEN COMMUNICATION AND CONFIRMATION BY CALVERT GROUP. PLAN ADMINISTRATORS SHOULD SEND REQUESTS FOR THE WAIVER OF SALES CHARGES BASED ON THE ABOVE CONDITIONS TO: CALVERT GROUP RETIREMENT PLANS, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814.

OTHER  CIRCUMSTANCES
THERE IS NO SALES CHARGE ON SHARES OF ANY FUND OF THE CALVERT GROUP OF FUNDS SOLD TO (I) CURRENT OR RETIRED DIRECTORS, TRUSTEES, OR OFFICERS OF THE CALVERT GROUP

OF FUNDS, EMPLOYEES OF CALVERT GROUP, LTD. AND ITS AFFILIATES, OR THEIR FAMILY MEMBERS; (II) CSIF ADVISORY COUNCIL MEMBERS, DIRECTORS, OFFICERS, AND EMPLOYEES OF ANY SUBADVISOR FOR THE CALVERT GROUP OF FUNDS, EMPLOYEES OF BROKER/DEALERS DISTRIBUTING THE FUND'S SHARES AND IMMEDIATE FAMILY MEMBERS OF THE COUNCIL, SUBADVISOR, OR BROKER/DEALER; (III) PURCHASES MADE THROUGH A REGISTERED INVESTMENT ADVISOR; (IV) TRUST DEPARTMENTS OF BANKS OR SAVINGS INSTITUTIONS FOR TRUST CLIENTS OF SUCH BANK OR INSTITUTION; (V) PURCHASES THROUGH A BROKER MAINTAINING AN OMNIBUS ACCOUNT WITH THE FUND, PROVIDED THE PURCHASES ARE MADE BY
(A) INVESTMENT ADVISORS OR FINANCIAL PLANNERS PLACING TRADES FOR THEIR OWN ACCOUNTS (OR THE ACCOUNTS OF THEIR CLIENTS) AND WHO CHARGE A MANAGEMENT, CONSULTING, OR OTHER FEE FOR THEIR SERVICES; OR (B) CLIENTS OF SUCH INVESTMENT ADVISORS OR FINANCIAL PLANNERS WHO PLACE TRADES FOR THEIR OWN ACCOUNTS IF SUCH ACCOUNTS ARE LINKED TO THE MASTER ACCOUNT OF SUCH INVESTMENT ADVISOR OR FINANCIAL PLANNER ON THE BOOKS AND RECORDS OF THE BROKER OR AGENT; OR (C) RETIREMENT AND DEFERRED COMPENSATION PLANS AND TRUSTS, INCLUDING, BUT NOT LIMITED TO, THOSE DEFINED IN SECTION 401(A) OR SECTION 403(B) OF THE I.R.C., AND "RABBI TRUSTS."

ESTABLISHED  ACCOUNTS
SHARES OF CSIF BALANCED MAY BE SOLD AT NET ASSET VALUE TO YOU IF YOUR ACCOUNT WAS ESTABLISHED ON OR BEFORE JULY 17, 1986.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM OTHER CALVERT GROUP FUNDS YOU MAY PREARRANGE TO HAVE YOUR DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM ANOTHER CALVERT GROUP FUND AUTOMATICALLY INVESTED IN ANOTHER ACCOUNT WITH NO ADDITIONAL SALES CHARGE.

PURCHASES  MADE  AT  NAV
EXCEPT FOR MONEY MARKET FUNDS, IF YOU MAKE A PURCHASE AT NAV, YOU MAY EXCHANGE THAT AMOUNT TO ANOTHER CALVERT GROUP FUND AT NO ADDITIONAL SALES CHARGE. REINSTATEMENT PRIVILEGE
IF YOU REDEEM SHARES AND THEN WITHIN 60 DAYS DECIDE TO REINVEST IN THE SAME FUND, YOU MAY DO SO AT THE NET ASSET VALUE NEXT COMPUTED AFTER THE REINVESTMENT ORDER IS RECEIVED, WITHOUT A SALES CHARGE. YOU MAY USE THE REINSTATEMENT PRIVILEGE ONLY ONCE. THE FUNDS RESERVE THE RIGHT TO MODIFY OR ELIMINATE THIS PRIVILEGE.

*    A  "QUALIFIED  GROUP"  IS  ONE  WHICH:
     1.  HAS  BEEN  IN  EXISTENCE  FOR  MORE  THAN  SIX  MONTHS,  AND
     2.  HAS  A  PURPOSE  OTHER  THAN  ACQUIRING  SHARES  AT  A  DISCOUNT,  AND
     3. SATISFIES UNIFORM CRITERIA WHICH ENABLE CDI AND BROKERS OFFERING SHARES TO REALIZE ECONOMIES OF SCALE IN DISTRIBUTING SUCH SHARES.

A QUALIFIED GROUP MUST HAVE MORE THAN 10 MEMBERS, MUST BE AVAILABLE TO ARRANGE FOR GROUP MEETINGS BETWEEN REPRESENTATIVES OF CDI OR BROKERS DISTRIBUTING SHARES, MUST AGREE TO INCLUDE SALES AND OTHER MATERIALS RELATED TO THE FUNDS IN ITS PUBLICATIONS AND MAILINGS TO MEMBERS AT REDUCED OR NO COST TO CDI OR BROKERS. A PENSION PLAN IS NOT A QUALIFIED GROUP FOR RIGHTS OF ACCUMULATION.

EXHIBIT  B
SERVICE  FEES  AND  ARRANGEMENTS  WITH  DEALERS
CALVERT DISTRIBUTORS, INC., EACH FUND'S UNDERWRITER, PAYS DEALERS A COMMISSION, OR REALLOWANCE (EXPRESSED AS A PERCENTAGE OF THE OFFERING PRICE FOR CLASS A, AND A PERCENTAGE OF AMOUNT INVESTED FOR CLASS B AND C) WHEN YOU PURCHASE SHARES OF NON-MONEY MARKET FUNDS. CDI ALSO PAYS DEALERS AN ONGOING SERVICE FEE WHILE YOU OWN SHARES OF THAT FUND (EXPRESSED AS AN ANNUAL PERCENTAGE RATE OF AVERAGE DAILY NET ASSETS HELD IN CALVERT ACCOUNTS BY THAT DEALER). THE TABLE BELOW SHOWS THE AMOUNT OF PAYMENT WHICH DIFFERS DEPENDING ON THE CLASS.

          MAXIMUM  COMMISSION/SERVICE  FEES
CSIF  MONEY  MARKET     NONE/0.25%

                                CLASS  A     CLASS  B*     CLASS  C**
CSIF  BALANCED                  4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CSIF  BOND                      3.00%/0.25%     3.00%/0.25%     1.00%/1.00%
CSIF  EQUITY                    4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CSIF  MANAGED  INDEX            4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CWVF  INTERNATIONAL  EQUITY     4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CAPITAL  ACCUMULATION           4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
NEW  VISION  SMALL  CAP         4.00%/0.25%     4.00%/0.25%     1.00%/1.00%

*CLASS  B  SERVICE  FEE  BEGINS  TO  ACCRUE  IN  13TH  MONTH.
**CLASS C PAYS DEALERS A SERVICE FEE OF 0.25% AND ADDITIONAL COMPENSATION OF 0.75% FOR A TOTAL OF 1%. BEGINS TO ACCRUE IN 13TH MONTH.

OCCASIONALLY, CDI MAY REALLOW TO DEALERS THE FULL CLASS A FRONT-END SALES CHARGE. CDI MAY ALSO PAY ADDITIONAL CONCESSIONS, INCLUDING NON-CASH PROMOTIONAL INCENTIVES, SUCH AS MERCHANDISE OR TRIPS, TO BROKERS EMPLOYING REGISTERED REPRESENTATIVES WHO HAVE SOLD OR ARE EXPECTED TO SELL A MINIMUM DOLLAR AMOUNT OF SHARES OF THE FUNDS AND/OR SHARES OF OTHER FUNDS UNDERWRITTEN BY CDI. CDI MAY MAKE EXPENSE REIMBURSEMENTS FOR SPECIAL TRAINING OF A BROKER'S REGISTERED REPRESENTATIVES, ADVERTISING OR EQUIPMENT, OR TO DEFRAY THE EXPENSES OF SALES CONTESTS. CAMCO, CDI, OR THEIR AFFILIATES MAY PAY CERTAIN BROKER-DEALERS AND/OR OTHER PERSONS, FOR THE SALE AND DISTRIBUTION OF THE SECURITIES OR FOR SERVICES TO THE FUND. PAYMENTS MAY INCLUDE ADDITIONAL COMPENSATION BEYOND THE REGULARLY SCHEDULED RATES, AND FINDER'S FEES. CDI PAYS DEALERS A FINDER'S FEE ON CLASS A SHARES PURCHASED AT NAV IN ACCOUNTS WITH $1 MILLION OR MORE (EXCLUDING CSIF MONEY MARKET.) THE FINDER'S FEE IS 1% OF THE PURCHASE NAV AMOUNT ON THE FIRST $2 MILLION, 0.80% ON $2 TO $3 MILLION, 0.50% ON $3 TO $50 MILLION, 0.25% ON $50
TO $100 MILLION, AND 0.15% OVER $100 MILLION. ALL PAYMENTS WILL BE IN COMPLIANCE WITH THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

TO  OPEN  AN  ACCOUNT:
800-368-2748

PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM
CALVERT  INFORMATION  NETWORK
24  HOURS,  7  DAYS  A  WEEK
800-368-2745

SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-368-2745
BROKERS  800-368-2746

TDD  FOR  HEARING-IMPAIRED:
800-541-1524

BRANCH  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105

CALVERT  GROUP  WEB-SITE
ADDRESS:  WWW.CALVERT.COM

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT EACH FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN EACH FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR EACH FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU  CAN  GET  FREE  COPIES  OF  REPORTS AND SAIS, REQUEST OTHER INFORMATION AND
DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUNDS AT:

CALVERT  GROUP
4550  MONTGOMERY  AVE.
SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-368-2745

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUNDS' REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT ONLY COPIES:

FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102, TELEPHONE: 202-942-8090.

FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT  HTTP://WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:
NO.811-3334(CSIF)
NO.811-  06563(CWVF  INTERNATIONAL  EQUITY  AND  CAPITAL  ACCUMULATION)
NO.811-  3416  (NEW  VISION)

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